UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® GNMA Fund
(formerly Fidelity Ginnie Mae Fund)

October 31, 2010

1.809097.106

MOG-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.3%
1.848% 10/1/33 (c)	$ 1,509	$ 1,540
2.004% 10/1/33 (c)	83	86
2.067% 3/1/35 (c)	160	164
2.088% 12/1/34 (c)	189	194
2.099% 3/1/35 (c)	31	32
2.122% 9/1/33 (c)	1,611	1,653
2.196% 7/1/35 (c)	80	82
2.202% 2/1/33 (c)	181	186
2.49% 5/1/34 (c)	1,607	1,668
2.532% 7/1/34 (c)	97	101
2.602% 7/1/36 (c)	472	495
2.758% 10/1/35 (c)	3,373	3,535
2.764% 9/1/34 (c)	417	434
2.766% 1/1/35 (c)	816	848
2.775% 8/1/35 (c)	1,058	1,111
2.79% 11/1/36 (c)	3,294	3,442
2.795% 10/1/33 (c)	174	183
2.803% 11/1/36 (c)	817	853
2.859% 9/1/35 (c)	940	982
2.862% 5/1/35 (c)	1,357	1,427
2.91% 3/1/33 (c)	464	483
2.912% 7/1/34 (c)	1,662	1,758
3% 11/1/25 (a)	17,000	17,294
3.034% 2/1/34 (c)	56	59
3.14% 8/1/35 (c)	2,344	2,476
3.148% 9/1/36 (c)	1,250	1,304
3.177% 10/1/37 (c)	67	70
3.213% 2/1/36 (c)	2,200	2,296
3.5% 11/1/25 (a)(b)	5,000	5,175
3.5% 11/1/25 (a)	2,000	2,070
3.5% 11/1/25 (a)(b)	45,000	46,576
3.527% 6/1/47 (c)	455	474
4% 11/1/25 (a)	3,000	3,143
4% 11/1/25 (a)(b)	100,000	104,773
4.5% 11/1/25 (a)(b)	75,000	79,319
5% 6/1/20	42,537	45,707
5.154% 9/1/34 (c)	1,002	1,056
5.5% 12/1/16 to 3/1/20	5,791	6,299
5.771% 3/1/36 (c)	1,305	1,382
6.5% 10/1/17 to 12/1/24	1,940	2,151
6.5% 11/1/40 (a)(b)	16,000	17,655
7% 11/1/16 to 3/1/17	1,123	1,234
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.5% 5/1/11 to 4/1/17	$ 463	$ 500
8.5% 12/1/27	153	177
9.5% 9/1/30	15	19
10.25% 10/1/18	5	6
11.5% 11/1/14 to 7/1/15	11	12
12.5% 10/1/15 to 7/1/16	21	24
13.25% 9/1/11	5	5
		362,513
Freddie Mac - 0.7%
2.303% 7/1/36 (c)	5,320	5,580
2.414% 6/1/33 (c)	1,016	1,054
2.545% 10/1/35 (c)	1,306	1,355
2.616% 5/1/35 (c)	1,621	1,702
2.639% 7/1/35 (c)	1,185	1,239
2.653% 6/1/33 (c)	2,975	3,130
2.865% 11/1/35 (c)	1,217	1,273
2.885% 6/1/33 (c)	2,535	2,679
3% 3/1/35 (c)	4,184	4,423
3.087% 8/1/34 (c)	406	425
3.137% 1/1/35 (c)	2,633	2,751
3.403% 3/1/37 (c)	356	367
3.507% 3/1/33 (c)	30	32
3.513% 10/1/36 (c)	1,224	1,273
3.706% 5/1/37 (c)	258	269
4.65% 12/1/35 (c)	7,659	7,977
5.193% 12/1/35 (c)	799	822
5.5% 11/1/17 to 1/1/36	17,473	18,846
5.581% 4/1/36 (c)	1,264	1,325
8.5% 5/1/17 to 6/1/25	34	38
9% 7/1/18 to 3/1/20	11	13
9.5% 7/1/30	65	78
10% 12/1/10 to 7/1/19	107	121
10.25% 11/1/16	6	6
12% 2/1/13 to 6/1/15	21	23
12.5% 11/1/12 to 5/1/15	18	20
13% 5/1/14 to 11/1/14	3	4
13.5% 9/1/14 to 12/1/14	2	3
		56,828
Ginnie Mae - 95.8%
3.5% 3/20/34 to 10/15/40	8,858	8,992
3.5% 11/1/40 (a)	15,000	15,193
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 1/15/25 to 5/15/40	$ 128,681	$ 135,268
4% 12/1/25 (a)	25,000	26,473
4% 11/1/40 (a)	188,000	195,432
4% 11/1/40 (a)	44,700	46,471
4% 11/1/40 (a)	205,000	213,123
4.5% 7/15/33 to 9/20/40	1,370,950	1,462,034
4.5% 11/1/40 (a)	108,900	115,749
4.5% 11/1/40 (a)	1,700	1,807
4.5% 11/1/40 (a)	148,000	157,308
4.5% 11/1/40 (a)	160,000	170,062
4.5% 11/1/40 (a)(b)	102,000	108,173
4.5% 11/1/40 (a)(b)	69,700	73,918
5% 8/15/18 to 9/20/40 (a)	1,996,184	2,162,603
5% 9/1/40 (a)	77,000	83,328
5% 9/1/40	26,000	28,137
5% 9/1/40	21,200	22,942
5% 9/1/40	18,000	19,479
5% 11/1/40 (a)(b)	230,000	246,970
5.251% 6/20/60 (f)	47,206	51,871
5.39% to 5.391% 11/20/59 to 12/20/59 (f)	114,532	125,741
5.46% 12/20/59 (f)	31,134	34,637
5.5% 12/20/18 to 11/1/40	1,064,698	1,162,090
5.5% 6/15/34	106	116
5.5% 1/15/35	50	54
5.5% 5/15/39	6,217	6,786
5.5% 9/15/39	4,287	4,679
5.5% 11/1/40 (a)(b)	107,000	116,095
5.5% 11/1/40 (a)	2,000	2,170
5.5% 11/1/40 (a)	1,000	1,085
5.5% 12/20/59 (f)	26,627	29,380
6% 8/15/17 to 11/15/39	618,955	685,623
6% 10/1/40	3,600	3,958
6% 11/1/40 (a)	4,000	4,391
6.45% 10/15/31 to 11/15/32	1,324	1,491
6.5% 12/15/24 to 12/20/39	310,045	346,594
7% 10/20/16 to 9/20/34	62,646	69,963
7.25% 9/15/27	118	133
7.395% 6/20/25 to 11/20/27	1,346	1,514
7.5% 5/15/17 to 9/20/32	25,755	29,393
8% 8/15/18 to 7/15/32	6,725	7,735
8.5% 5/15/16 to 2/15/31	1,767	1,988
9% 5/15/14 to 5/15/30	901	1,042
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9.5% 12/20/15 to 4/20/17	$ 276	$ 312
10.5% 1/15/14 to 10/15/18	360	412
13% 4/15/11 to 1/15/15	41	46
13.5% 1/15/15	3	3
		7,982,764
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,153,648)		8,402,105
Collateralized Mortgage Obligations - 12.2%

U.S. Government Agency - 12.2%
Fannie Mae:
floater Series 2006-56 Class PF, 0.6063% 7/25/36 (c)	22,891	22,876
sequential payer Series 2010-50 Class FA, 0.6063% 1/25/24 (c)	7,467	7,498
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	1,803	124
target amortization class Series G94-2 Class D, 6.45% 1/25/24	1,072	1,092
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,470	293
Series 339 Class 5, 5.5% 8/1/33 (d)	2,309	312
Series 343 Class 16, 5.5% 5/1/34 (d)	1,749	248
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2006-93 Class FN, 0.6563% 10/25/36 (c)	29,007	28,917
Series 2008-76 Class EF, 0.7563% 9/25/23 (c)	9,414	9,437
Freddie Mac floater:
Series 3702 Class FH, 0.7063% 10/15/32 (c)	34,908	34,881
Series 3703 Class CF, 0.4563% 11/15/23 (c)	49,012	48,874
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.5563% 4/15/17 (c)	659	659
Series 3247 Class F, 0.6063% 8/15/36 (c)	24,446	24,335
Series 3279 Class FB, 0.5763% 2/15/37 (c)	7,521	7,511
Series 3300 Class FA, 0.5563% 8/15/35 (c)	21,928	21,846
Series 3346 Class FA, 0.4863% 2/15/19 (c)	76,247	76,255
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	2,135	2,507
Series 40 Class K, 6.5% 8/17/24	965	1,085
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	$ 4,404	$ 5,094
Series 2601 Class TI, 5.5% 10/15/22 (d)	6,727	401
Series 3427 Class FX, 0.4063% 8/15/18 (c)	39,761	39,739
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	32,317	35,134
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.6063% 5/20/31 (c)	413	416
Series 2002-41 Class HF, 0.6563% 6/16/32 (c)	469	473
Series 2010-H03 Class FA, 0.8063% 3/20/60 (c)(f)	23,917	24,175
Series 2010-H17 Class FA, 0.5863% 7/20/60 (c)(f)	19,704	19,725
Series 2010-H18 Class AF, 0.5563% 9/1/60 (c)(f)	20,441	20,428
Series 2010-H19 Class FG, 0.5578% 8/20/60 (c)(f)	26,215	26,079
floater 0.5563% 1/20/31 (c)	9,289	9,295
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	10,068	11,244
Series 1994-4 Class KQ, 7.9875% 7/16/24	647	763
Series 2000-26 Class PK, 7.5% 9/20/30	1,772	2,099
Series 2002-50 Class PE, 6% 7/20/32	12,945	14,495
Series 2003-54 Class UE, 5% 6/20/33	20,000	21,958
Series 2003-70 Class LE, 5% 7/20/32	44,000	47,370
Series 2004-19:
Class DJ, 4.5% 3/20/34	721	739
Class DP, 5.5% 3/20/34	3,895	4,295
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	25,099
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	123	0*
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	2,442	118
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,105
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,551
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,446
Series 2006-50 Class JC, 5% 6/20/36	11,780	13,161
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,470
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	501	569
Series 1998-23 Class ZB, 6.5% 6/20/28	7,409	8,466
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	$ 4,718	$ 5,249
Series 2001-49 Class Z, 7% 10/16/31	2,084	2,393
Series 2002-18 Class ZB, 6% 3/20/32	4,751	5,281
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(e)	212	242
Class Z, 6.5% 5/16/32	6,640	7,524
Series 2002-33 Class ZJ, 6.5% 5/20/32	3,909	4,347
Series 2002-42 Class ZA, 6% 6/20/32	3,060	3,402
Series 2002-43 Class Z, 6.5% 6/20/32	7,304	8,258
Series 2002-45 Class Z, 6% 6/20/32	1,704	1,900
Series 2002-49 Class ZA, 6.5% 7/20/32	25,269	28,345
Series 2003-75 Class ZA, 5.5% 9/20/33	11,824	13,004
Series 2004-46 Class BZ, 6% 6/20/34	14,123	15,654
Series 2004-65 Class VE, 5.5% 7/20/15	3,010	3,284
Series 2004-86 Class G, 6% 10/20/34	6,273	7,321
Series 2005-28 Class AJ, 5.5% 4/20/35	26,351	29,897
Series 2005-47 Class ZY, 6% 6/20/35	5,504	6,660
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,197
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,824
Series 1995-6 Class Z, 7% 9/20/25	1,388	1,413
Series 2003-42 Class FH, 0.7063% 5/20/33 (c)	4,594	4,627
Series 2003-92 Class SN, 6.1738% 10/16/33 (c)(d)(e)	17,362	2,726
Series 2004-32 Class GS, 6.2438% 5/16/34 (d)(e)	1,676	255
Series 2004-59 Class FC, 0.5563% 8/16/34 (c)	9,043	9,063
Series 2005-41 Class F, 0.5563% 5/20/35 (c)	23,841	23,812
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,200
Series 2006-13 Class DS, 10.7156% 3/20/36 (e)	30,382	35,635
Series 2007-35 Class SC, 38.6625% 6/16/37 (e)	9,284	16,016
Series 2008-88 Class BZ, 5.5% 5/20/33	49,701	55,435
Series 2010-H010 Class FA, 0.5863% 5/20/60 (c)(f)	16,724	16,704
Government National Mortgage Association pass thru certificates floater Series 2010-85 Class AF, 0.6063% 12/20/39 (c)	36,028	36,009
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $962,960)		1,015,334
Commercial Mortgage Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9077% 1/17/38 (c)(d)	$ 6,597	$ 105
Series 1998-M4 Class N, 1.0122% 2/25/35 (c)(d)	1,585	6
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.8518% 9/16/41 (c)(d)	74,365	1,250
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	24,550	427
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.5713% 9/16/42 (c)(d)	92,586	2,810
Series 2002-62 Class IO, 1.2216% 8/16/42 (c)(d)	53,832	1,673
Series 2002-85 Class X, 1.618% 3/16/42 (c)(d)	56,607	2,512
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,099)		8,783
Cash Equivalents - 8.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 5,239	5,239
0.23%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Government Obligations) #	732,252	732,238
TOTAL CASH EQUIVALENTS (Cost $737,477)		737,477
TOTAL INVESTMENT PORTFOLIO - 121.9% (Cost $9,873,184)		10,163,699
NET OTHER ASSETS (LIABILITIES) - (21.9)%		(1,827,618)
NET ASSETS - 100%		$ 8,336,081
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	$ 13
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.6275% with JPMorgan Chase, Inc.	Sept. 2020	80,000	37
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	43,200	(4,599)
		$ 208,200	$ (4,549)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,239,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 2,437
Banc of America Securities LLC	914
Barclays Capital, Inc.	1,888
$ 5,239
$732,238,000 due 11/01/10 at 0.23%
Banc of America Securities LLC	$ 35,864
Credit Agricole Securities (USA), Inc.	71,764
Deutsche Bank Securities, Inc.	161,470
Goldman, Sachs & Co.	71,764
HSBC Securities (USA), Inc.	125,588
ING Financial Markets LLC	72,024
Mizuho Securities USA, Inc.	161,470
Societe Generale, New York Branch	32,294
$ 732,238
* Amount represents less than $1,000.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $9,873,585,000. Net unrealized appreciation aggregated $290,114,000, of which $304,549,000 related to appreciated investment securities and $14,435,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government Income Fund

October 31, 2010

1.809070.106

GOV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 8.4%
Fannie Mae:
0.75% 12/18/13	$ 18,828	$ 18,857
4.75% 11/19/12	35,000	38,071
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,655
1.5% 1/16/13	40,950	41,886
1.875% 6/21/13	97,650	101,079
4.625% 10/10/12	45,000	48,725
Freddie Mac:
2.5% 1/7/14	26,670	28,162
4.125% 12/21/12	5,375	5,790
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	65,500	80,266
6.8% 2/15/12	12,199	12,433
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	3,325	3,603
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,733
5.66% 9/15/11 (c)	18,000	18,784
5.685% 5/15/12	24,035	25,999
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,120	4,435
Series 2002-20K Class 1, 5.08% 11/1/22	9,599	10,415
Series 2003-P10B, Class 1 5.136% 8/10/13	3,350	3,571
Series 2004-20H Class 1, 5.17% 8/1/24	2,650	2,902
Tennessee Valley Authority:
5.25% 9/15/39	12,000	13,452
5.375% 4/1/56	8,429	9,718
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		502,536
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes 0.5% 4/15/15	123,298	128,448
U.S. Treasury Obligations - 50.6%
U.S. Treasury Bonds:
3.875% 8/15/40	139,361	136,487
4.375% 2/15/38	14,154	15,158
5% 5/15/37	55,700	65,778
5.25% 2/15/29	85,950	105,235
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 11/15/27	$ 37,365	$ 50,174
6.125% 8/15/29	2,877	3,879
6.25% 8/15/23	23,100	30,871
7.25% 5/15/16	51,167	67,237
7.5% 11/15/16	120,574	161,710
8% 11/15/21	14,605	21,823
9.875% 11/15/15	10,285	14,671
U.S. Treasury Notes:
0.375% 9/30/12	131,980	132,068
0.5% 10/15/13	263,775	263,798
0.75% 11/30/11	64,680	65,021
0.875% 3/31/11	13,870	13,910
0.875% 1/31/12	115,081	115,940
1% 7/31/11	100,000	100,578
1% 12/31/11	64,001	64,538
1% 4/30/12	35,602	35,978
1.25% 11/30/10 (g)	16,435	16,448
1.25% 8/31/15	500	503
1.25% 9/30/15 (b)	46,000	46,219
1.375% 11/15/12	19,743	20,150
1.75% 4/15/13	144,010	148,723
1.75% 7/31/15	28,800	29,662
1.875% 4/30/14	53,549	55,770
1.875% 8/31/17	47,000	47,066
1.875% 9/30/17	140,000	139,967
2.125% 5/31/15	8,000	8,385
2.375% 8/31/14	20,000	21,198
2.375% 9/30/14	38,177	40,489
2.375% 10/31/14	77,497	82,171
2.5% 4/30/15	23,717	25,270
2.5% 6/30/17	10,000	10,438
2.625% 7/31/14	83,808	89,576
2.625% 4/30/16	48,591	51,810
2.625% 8/15/20	97,940	98,047
2.75% 11/30/16	18,530	19,772
2.75% 2/15/19	13,700	14,191
3% 9/30/16	73,254	79,349
3.125% 8/31/13	36,935	39,717
3.125% 9/30/13	18,130	19,520
3.125% 10/31/16	88,448	96,367
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17	$ 60,773	$ 66,053
3.5% 5/15/20	84,137	90,749
3.625% 8/15/19	33,225	36,444
3.625% 2/15/20	72,640	79,314
3.75% 11/15/18	15,801	17,623
4% 2/15/15 (g)	12,619	14,235
4.25% 11/15/17	27,475	31,729
4.5% 5/15/17	24,685	28,872
4.75% 8/15/17	12,983	15,402
TOTAL U.S. TREASURY OBLIGATIONS		3,046,083
Other Government Related - 7.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,215
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,882
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	89,107
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,746
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,600
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,445
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,355
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	9,038
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,358
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,323
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,880
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,857
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	52,381
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,885
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,461
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (d)	$ 790	$ 813
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,349
TOTAL OTHER GOVERNMENT RELATED		423,695
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,953,766)		4,100,762
U.S. Government Agency - Mortgage Securities - 33.3%

Fannie Mae - 23.7%
1.85% 10/1/33 (h)	364	373
2.004% 10/1/33 (h)	155	160
2.067% 3/1/35 (h)	284	292
2.088% 12/1/34 (h)	385	395
2.099% 3/1/35 (h)	59	61
2.196% 7/1/35 (h)	149	153
2.202% 2/1/33 (h)	350	359
2.532% 7/1/34 (h)	184	190
2.566% 6/1/36 (h)	260	270
2.582% 3/1/35 (h)	183	191
2.639% 7/1/35 (h)	2,256	2,360
2.73% 11/1/33 (h)	1,123	1,175
2.764% 9/1/34 (h)	3,034	3,153
2.795% 10/1/33 (h)	286	301
2.803% 11/1/36 (h)	223	233
2.859% 9/1/35 (h)	2,906	3,035
3% 11/1/25 (e)	28,000	28,485
3% 12/1/25 (e)	30,000	30,388
3.031% 7/1/35 (h)	641	669
3.034% 2/1/34 (h)	114	119
3.06% 4/1/36 (h)	3,021	3,185
3.177% 10/1/37 (h)	215	225
3.5% 11/1/25 (e)(f)	173,000	179,057
3.5% 11/1/40 (e)(f)	24,000	24,174
3.5% 11/1/40 (e)	26,000	26,188
4% 9/1/13 to 11/1/40	77,435	80,172
4% 11/1/25 (e)(f)	60,000	62,864
4% 10/1/40 (e)(f)	36,000	37,159
4% 11/1/40 (e)(f)	41,000	42,282
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 11/1/40 (e)(f)	$ 100,000	$ 103,126
4.5% 6/1/25 to 11/1/40	76,779	80,632
4.5% 11/1/25 (e)	1,000	1,058
4.5% 11/1/40 (e)(f)	82,500	86,603
4.5% 11/1/40 (e)(f)	35,000	36,741
4.5% 11/1/40 (e)(f)	25,000	26,243
4.5% 11/1/40 (e)	36,000	37,790
5% 6/1/14 to 9/1/40	91,354	97,808
5% 11/1/40 (e)	3,000	3,189
5% 11/1/40 (e)	74,000	78,651
5.034% 2/1/34 (h)	3,361	3,498
5.262% 8/1/36 (h)	2,884	3,057
5.5% 10/1/20 to 3/1/39	103,445	111,682
5.5% 11/1/40 (e)(f)	30,000	32,213
5.5% 11/1/40 (e)	6,000	6,443
5.5% 11/1/40 (e)	44,000	47,245
5.57% 2/1/36 (h)	755	783
5.762% 5/1/36 (h)	905	941
5.771% 3/1/36 (h)	2,800	2,963
6% 3/1/17 to 9/1/39	82,534	89,830
6% 11/1/40 (e)	8,000	8,688
6% 11/1/40 (e)	10,000	10,859
6.186% 3/1/37 (h)	596	635
6.5% 2/1/12 to 4/1/37	19,209	21,229
7% 7/1/13 to 7/1/32	3,197	3,581
7.5% 7/1/11 to 4/1/29	24	26
8.5% 1/1/15 to 7/1/31	265	294
9% 5/1/14	202	212
9.5% 4/1/16 to 10/1/20	314	364
11.25% 5/1/14	2	3
11.5% 6/15/19 to 1/15/21	439	481
12.5% 8/1/15 to 3/1/16	1	1
		1,424,537
Freddie Mac - 2.2%
1.866% 5/1/37 (h)	850	872
1.932% 3/1/35 (h)	1,352	1,382
2.591% 6/1/35 (h)	772	804
2.661% 4/1/35 (h)	3,092	3,251
2.665% 6/1/35 (h)	585	615
3.022% 7/1/35 (h)	1,959	2,062
3.507% 3/1/33 (h)	60	64
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.317% 2/1/36 (h)	$ 573	$ 600
4.5% 7/1/25 to 10/1/40	11,445	12,091
5% 8/1/35 to 9/1/40	9,911	10,553
5.138% 4/1/35 (h)	291	307
5.183% 10/1/35 (h)	372	395
5.228% 2/1/36 (h)	169	177
5.336% 1/1/36 (h)	2,403	2,483
5.5% 8/1/16 to 7/1/36	46,574	50,492
5.527% 1/1/36 (h)	2,078	2,157
6% 7/1/16 to 7/1/37	15,517	16,910
6.194% 7/1/36 (h)	921	967
6.5% 11/1/10 to 3/1/36	24,374	26,760
7% 4/1/11	0*	1
7.5% 5/1/11 to 7/1/16	796	863
8.5% 5/1/17 to 9/1/29	134	154
9% 9/1/14 to 10/1/20	24	27
9.5% 5/1/17 to 8/1/21	163	185
9.75% 8/1/14	100	110
10% 4/1/12 to 8/1/21	9	11
11% 5/1/14	31	34
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	6	6
13% 6/1/14 to 6/1/15	2	2
		134,336
Ginnie Mae - 7.4%
4% 1/15/25 to 10/20/25	35,909	38,123
4% 11/1/40 (e)	20,000	20,791
4% 11/1/40 (e)(f)	20,000	20,792
4.5% 3/15/40 to 6/15/40	24,652	26,356
5% 9/20/33 to 4/15/40	55,716	60,482
5.492% to 5.493% 11/20/59 to 4/20/60 (l)	51,242	56,766
5.5% 11/1/40 (e)	600	651
5.5% 1/20/60 to 3/20/60 (l)	91,056	101,029
5.513% 2/20/60 (l)	25,644	28,601
6% 12/15/10 to 1/15/36	72,967	80,930
6.5% 3/20/31 to 10/15/35	7,915	8,930
7% 10/15/26 to 8/15/32	74	82
7.5% 3/15/28 to 8/15/29	66	76
8% 7/15/19 to 12/15/23	839	964
8.5% 1/15/25	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9.5% 2/15/25	$ 1	$ 1
10.5% 4/15/14 to 1/20/18	58	68
		444,643
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,962,477)		2,003,516
Collateralized Mortgage Obligations - 11.1%

U.S. Government Agency - 11.1%
Fannie Mae:
floater Series 2007-89 Class EF, 0.8163% 9/25/37 (h)	12,187	12,232
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	857	952
Series 1993-207 Class H, 6.5% 11/25/23	12,557	13,913
Series 1993-240 Class PD, 6.25% 12/25/13	1,577	1,658
Series 1994-23 Class PZ, 6% 2/25/24	12,215	14,724
Series 1996-28 Class PK, 6.5% 7/25/25	2,454	2,705
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,514
Series 2006-45 Class OP, 6/25/36 (j)	4,348	3,823
Series 2006-62 Class KP, 4/25/36 (j)	9,354	8,088
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,765	2,044
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	17,138
Series 2006-127 Class FD, 0.5363% 7/25/36 (h)	15,607	15,539
Series 2006-44 Class FK, 0.6863% 6/25/36 (h)	5,873	5,874
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,171
Series 2010-37 Class GI, 5% 4/25/25 (i)	4,292	434
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	13,268	12,177
Series 384 Class 6, 5% 7/25/37 (i)	15,210	1,803
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2363% 8/25/31 (h)	400	408
Series 2002-49 Class FB, 0.8563% 11/18/31 (h)	571	574
Series 2002-60 Class FV, 1.2563% 4/25/32 (h)	244	248
Series 2002-75 Class FA, 1.2563% 11/25/32 (h)	499	508
Series 2006-50 Class BF, 0.6563% 6/25/36 (h)	17,854	17,836
Series 2006-79 Class PF, 0.6563% 8/25/36 (h)	12,053	12,040
Series 2007-36:
Class FB, 0.6563% 4/25/37 (h)	23,442	23,519
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2007-36:
Class FG, 0.6563% 4/25/37 (h)	$ 4,630	$ 4,645
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,218
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,645
Series 2005-102 Class CO, 11/25/35 (j)	4,312	3,815
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,475
Series 2006-12 Class BO, 10/25/35 (j)	19,382	17,430
Series 2006-37 Class OW, 5/25/36 (j)	4,790	4,323
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	3,835	4,267
Series 2001-20 Class Z, 6% 5/25/31	11,673	12,893
Series 2001-46 Class ZG, 6% 9/25/31	4,241	4,671
Series 2002-79 Class Z, 5.5% 11/25/22	9,100	9,918
Series 2005-117, Class JN, 4.5% 1/25/36	645	683
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,580
Series 2007-36:
Class GO, 4/25/37 (j)	739	674
Class PO, 4/25/37 (j)	1,653	1,507
Class SB, 6.3438% 4/25/37 (h)(i)(k)	21,461	3,006
Class SG, 6.3438% 4/25/37 (h)(i)(k)	9,614	1,372
Series 2008-76 Class EF, 0.7563% 9/25/23 (h)	6,949	6,966
Freddie Mac:
floater Series 237 Class F16, 0.7563% 5/15/36 (h)	12,136	12,139
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	302	318
Series 3149 Class OD, 5/15/36 (j)	24,526	20,814
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,346	1,495
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (h)	1,017	1,053
planned amortization class Series 1681 Class PJ, 7% 12/15/23	1,008	1,012
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8563% 2/15/32 (h)	318	321
Series 2630 Class FL, 0.7563% 6/15/18 (h)	550	556
Series 3008 Class SM, 0% 7/15/35 (h)	180	178
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 3247 Class F, 0.6063% 8/15/36 (h)	$ 17,898	$ 17,816
Series 3255 Class FC, 0.5563% 12/15/36 (h)	19,729	19,618
Series 3279 Class FB, 0.5763% 2/15/37 (h)	5,508	5,501
Series 3301 Class FA, 0.5563% 8/15/35 (h)	18,614	18,544
Series 3346 Class FA, 0.4863% 2/15/19 (h)	13,413	13,414
planned amortization class:
Series 1141 Class G, 9% 9/15/21	217	245
Series 1614 Class L, 6.5% 7/15/23	191	190
Series 2006-15 Class OP, 3/25/36 (j)	5,689	4,842
Series 2356 Class GD, 6% 9/15/16	266	287
Series 2376 Class JE, 5.5% 11/15/16	1,779	1,912
Series 2381 Class OG, 5.5% 11/15/16	1,237	1,325
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,488
Series 2640 Class GE, 4.5% 7/15/18	7,310	8,060
Series 2682 Class LD, 4.5% 10/15/33	777	845
Series 2802 Class OB, 6% 5/15/34	10,455	12,058
Series 2810 Class PD, 6% 6/15/33	903	956
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,733
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,673
Series 3077 Class TO, 4/15/35 (j)	12,104	10,591
Series 3110 Class OP, 9/15/35 (j)	11,408	9,992
Series 3119 Class PO, 2/15/36 (j)	13,996	11,952
Series 3121 Class KO, 3/15/36 (j)	4,288	3,793
Series 3123 Class LO, 3/15/36 (j)	9,110	7,742
Series 3145 Class GO, 4/15/36 (j)	8,142	6,927
Series 3147 Class PF, 0.5563% 4/15/36 (h)	13,513	13,493
Series 3151 Class PO, 5/15/36 (j)	8,858	7,392
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,572	1,751
Series 2281 Class ZB, 6% 3/15/30	2,777	3,080
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,193
Series 2570 Class CU, 4.5% 7/15/17	610	631
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,331
Series 2601 Class TB, 5.5% 4/15/23	869	986
Series 2729 Class GB, 5% 1/15/19	8,120	8,729
Series 2773 Class HC, 4.5% 4/15/19	704	780
Series 2860 Class CP, 4% 10/15/17	435	442
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,318
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2998 Class LY, 5.5% 7/15/25	$ 2,011	$ 2,280
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,077
Series 3013 Class VJ, 5% 1/15/14	1,151	1,219
Series 2769 Class BU, 5% 3/15/34	629	629
Series 2863 Class DB, 4% 9/15/14	760	770
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	5,472	6,028
Series 2877 Class JC, 5% 10/15/34	337	340
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5863% 7/20/60 (h)(l)	14,481	14,497
Series 2010-H18 Class AF, 0.5563% 9/1/60 (h)(l)	14,914	14,905
Series 2010-H19 Class FG, 0.5578% 8/20/60 (h)(l)	19,057	18,958
floater 0.5563% 1/20/31 (h)	7,076	7,081
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,730	3,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $630,336)		667,406
Cash Equivalents - 3.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 10/29/10 due 11/1/10:
(Collateralized by U.S. Government Obligations) #	167,898	167,895
(Collateralized by U.S. Government Obligations) # (a)	46,863	46,862
TOTAL CASH EQUIVALENTS (Cost $214,757)		214,757
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $6,761,336)		6,986,441
NET OTHER ASSETS (LIABILITIES) - (16.1)%		(966,586)
NET ASSETS - 100%		$ 6,019,855
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 84,000	$ (371)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.6275% with JPMorgan Chase, Inc.	Sept. 2020	50,000	23
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	50,000	(3,308)
		$ 184,000	$ (3,656)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,784,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $423,695,000 or 7.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,341,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$167,895,000 due 11/01/10 at 0.23%
Banc of America Securities LLC	$ 8,223
Credit Agricole Securities (USA), Inc.	16,455
Deutsche Bank Securities, Inc.	37,023
Goldman, Sachs & Co.	16,455
HSBC Securities (USA), Inc.	28,796
ING Financial Markets LLC	16,514
Mizuho Securities USA, Inc.	37,024
Societe Generale, New York Branch	7,405
$ 167,895
$46,862,000 due 11/01/10 at 0.23%
BNP Paribas Securities Corp.	$ 46,862
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $6,762,372,000. Net unrealized appreciation aggregated $224,069,000, of which $231,134,000 related to appreciated investment securities and $7,065,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

1.859105.103

AGVT-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 8.4%
Fannie Mae:
0.75% 12/18/13	$ 18,828	$ 18,857
4.75% 11/19/12	35,000	38,071
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,655
1.5% 1/16/13	40,950	41,886
1.875% 6/21/13	97,650	101,079
4.625% 10/10/12	45,000	48,725
Freddie Mac:
2.5% 1/7/14	26,670	28,162
4.125% 12/21/12	5,375	5,790
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	65,500	80,266
6.8% 2/15/12	12,199	12,433
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	3,325	3,603
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,733
5.66% 9/15/11 (c)	18,000	18,784
5.685% 5/15/12	24,035	25,999
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,120	4,435
Series 2002-20K Class 1, 5.08% 11/1/22	9,599	10,415
Series 2003-P10B, Class 1 5.136% 8/10/13	3,350	3,571
Series 2004-20H Class 1, 5.17% 8/1/24	2,650	2,902
Tennessee Valley Authority:
5.25% 9/15/39	12,000	13,452
5.375% 4/1/56	8,429	9,718
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		502,536
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes 0.5% 4/15/15	123,298	128,448
U.S. Treasury Obligations - 50.6%
U.S. Treasury Bonds:
3.875% 8/15/40	139,361	136,487
4.375% 2/15/38	14,154	15,158
5% 5/15/37	55,700	65,778
5.25% 2/15/29	85,950	105,235
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 11/15/27	$ 37,365	$ 50,174
6.125% 8/15/29	2,877	3,879
6.25% 8/15/23	23,100	30,871
7.25% 5/15/16	51,167	67,237
7.5% 11/15/16	120,574	161,710
8% 11/15/21	14,605	21,823
9.875% 11/15/15	10,285	14,671
U.S. Treasury Notes:
0.375% 9/30/12	131,980	132,068
0.5% 10/15/13	263,775	263,798
0.75% 11/30/11	64,680	65,021
0.875% 3/31/11	13,870	13,910
0.875% 1/31/12	115,081	115,940
1% 7/31/11	100,000	100,578
1% 12/31/11	64,001	64,538
1% 4/30/12	35,602	35,978
1.25% 11/30/10 (g)	16,435	16,448
1.25% 8/31/15	500	503
1.25% 9/30/15 (b)	46,000	46,219
1.375% 11/15/12	19,743	20,150
1.75% 4/15/13	144,010	148,723
1.75% 7/31/15	28,800	29,662
1.875% 4/30/14	53,549	55,770
1.875% 8/31/17	47,000	47,066
1.875% 9/30/17	140,000	139,967
2.125% 5/31/15	8,000	8,385
2.375% 8/31/14	20,000	21,198
2.375% 9/30/14	38,177	40,489
2.375% 10/31/14	77,497	82,171
2.5% 4/30/15	23,717	25,270
2.5% 6/30/17	10,000	10,438
2.625% 7/31/14	83,808	89,576
2.625% 4/30/16	48,591	51,810
2.625% 8/15/20	97,940	98,047
2.75% 11/30/16	18,530	19,772
2.75% 2/15/19	13,700	14,191
3% 9/30/16	73,254	79,349
3.125% 8/31/13	36,935	39,717
3.125% 9/30/13	18,130	19,520
3.125% 10/31/16	88,448	96,367
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17	$ 60,773	$ 66,053
3.5% 5/15/20	84,137	90,749
3.625% 8/15/19	33,225	36,444
3.625% 2/15/20	72,640	79,314
3.75% 11/15/18	15,801	17,623
4% 2/15/15 (g)	12,619	14,235
4.25% 11/15/17	27,475	31,729
4.5% 5/15/17	24,685	28,872
4.75% 8/15/17	12,983	15,402
TOTAL U.S. TREASURY OBLIGATIONS		3,046,083
Other Government Related - 7.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,215
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,882
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	89,107
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,746
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,600
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,445
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,355
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	9,038
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,358
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,323
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,880
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,857
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	52,381
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,885
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,461
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (d)	$ 790	$ 813
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,349
TOTAL OTHER GOVERNMENT RELATED		423,695
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,953,766)		4,100,762
U.S. Government Agency - Mortgage Securities - 33.3%

Fannie Mae - 23.7%
1.85% 10/1/33 (h)	364	373
2.004% 10/1/33 (h)	155	160
2.067% 3/1/35 (h)	284	292
2.088% 12/1/34 (h)	385	395
2.099% 3/1/35 (h)	59	61
2.196% 7/1/35 (h)	149	153
2.202% 2/1/33 (h)	350	359
2.532% 7/1/34 (h)	184	190
2.566% 6/1/36 (h)	260	270
2.582% 3/1/35 (h)	183	191
2.639% 7/1/35 (h)	2,256	2,360
2.73% 11/1/33 (h)	1,123	1,175
2.764% 9/1/34 (h)	3,034	3,153
2.795% 10/1/33 (h)	286	301
2.803% 11/1/36 (h)	223	233
2.859% 9/1/35 (h)	2,906	3,035
3% 11/1/25 (e)	28,000	28,485
3% 12/1/25 (e)	30,000	30,388
3.031% 7/1/35 (h)	641	669
3.034% 2/1/34 (h)	114	119
3.06% 4/1/36 (h)	3,021	3,185
3.177% 10/1/37 (h)	215	225
3.5% 11/1/25 (e)(f)	173,000	179,057
3.5% 11/1/40 (e)(f)	24,000	24,174
3.5% 11/1/40 (e)	26,000	26,188
4% 9/1/13 to 11/1/40	77,435	80,172
4% 11/1/25 (e)(f)	60,000	62,864
4% 10/1/40 (e)(f)	36,000	37,159
4% 11/1/40 (e)(f)	41,000	42,282
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 11/1/40 (e)(f)	$ 100,000	$ 103,126
4.5% 6/1/25 to 11/1/40	76,779	80,632
4.5% 11/1/25 (e)	1,000	1,058
4.5% 11/1/40 (e)(f)	82,500	86,603
4.5% 11/1/40 (e)(f)	35,000	36,741
4.5% 11/1/40 (e)(f)	25,000	26,243
4.5% 11/1/40 (e)	36,000	37,790
5% 6/1/14 to 9/1/40	91,354	97,808
5% 11/1/40 (e)	3,000	3,189
5% 11/1/40 (e)	74,000	78,651
5.034% 2/1/34 (h)	3,361	3,498
5.262% 8/1/36 (h)	2,884	3,057
5.5% 10/1/20 to 3/1/39	103,445	111,682
5.5% 11/1/40 (e)(f)	30,000	32,213
5.5% 11/1/40 (e)	6,000	6,443
5.5% 11/1/40 (e)	44,000	47,245
5.57% 2/1/36 (h)	755	783
5.762% 5/1/36 (h)	905	941
5.771% 3/1/36 (h)	2,800	2,963
6% 3/1/17 to 9/1/39	82,534	89,830
6% 11/1/40 (e)	8,000	8,688
6% 11/1/40 (e)	10,000	10,859
6.186% 3/1/37 (h)	596	635
6.5% 2/1/12 to 4/1/37	19,209	21,229
7% 7/1/13 to 7/1/32	3,197	3,581
7.5% 7/1/11 to 4/1/29	24	26
8.5% 1/1/15 to 7/1/31	265	294
9% 5/1/14	202	212
9.5% 4/1/16 to 10/1/20	314	364
11.25% 5/1/14	2	3
11.5% 6/15/19 to 1/15/21	439	481
12.5% 8/1/15 to 3/1/16	1	1
		1,424,537
Freddie Mac - 2.2%
1.866% 5/1/37 (h)	850	872
1.932% 3/1/35 (h)	1,352	1,382
2.591% 6/1/35 (h)	772	804
2.661% 4/1/35 (h)	3,092	3,251
2.665% 6/1/35 (h)	585	615
3.022% 7/1/35 (h)	1,959	2,062
3.507% 3/1/33 (h)	60	64
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.317% 2/1/36 (h)	$ 573	$ 600
4.5% 7/1/25 to 10/1/40	11,445	12,091
5% 8/1/35 to 9/1/40	9,911	10,553
5.138% 4/1/35 (h)	291	307
5.183% 10/1/35 (h)	372	395
5.228% 2/1/36 (h)	169	177
5.336% 1/1/36 (h)	2,403	2,483
5.5% 8/1/16 to 7/1/36	46,574	50,492
5.527% 1/1/36 (h)	2,078	2,157
6% 7/1/16 to 7/1/37	15,517	16,910
6.194% 7/1/36 (h)	921	967
6.5% 11/1/10 to 3/1/36	24,374	26,760
7% 4/1/11	0*	1
7.5% 5/1/11 to 7/1/16	796	863
8.5% 5/1/17 to 9/1/29	134	154
9% 9/1/14 to 10/1/20	24	27
9.5% 5/1/17 to 8/1/21	163	185
9.75% 8/1/14	100	110
10% 4/1/12 to 8/1/21	9	11
11% 5/1/14	31	34
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	6	6
13% 6/1/14 to 6/1/15	2	2
		134,336
Ginnie Mae - 7.4%
4% 1/15/25 to 10/20/25	35,909	38,123
4% 11/1/40 (e)	20,000	20,791
4% 11/1/40 (e)(f)	20,000	20,792
4.5% 3/15/40 to 6/15/40	24,652	26,356
5% 9/20/33 to 4/15/40	55,716	60,482
5.492% to 5.493% 11/20/59 to 4/20/60 (l)	51,242	56,766
5.5% 11/1/40 (e)	600	651
5.5% 1/20/60 to 3/20/60 (l)	91,056	101,029
5.513% 2/20/60 (l)	25,644	28,601
6% 12/15/10 to 1/15/36	72,967	80,930
6.5% 3/20/31 to 10/15/35	7,915	8,930
7% 10/15/26 to 8/15/32	74	82
7.5% 3/15/28 to 8/15/29	66	76
8% 7/15/19 to 12/15/23	839	964
8.5% 1/15/25	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9.5% 2/15/25	$ 1	$ 1
10.5% 4/15/14 to 1/20/18	58	68
		444,643
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,962,477)		2,003,516
Collateralized Mortgage Obligations - 11.1%

U.S. Government Agency - 11.1%
Fannie Mae:
floater Series 2007-89 Class EF, 0.8163% 9/25/37 (h)	12,187	12,232
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	857	952
Series 1993-207 Class H, 6.5% 11/25/23	12,557	13,913
Series 1993-240 Class PD, 6.25% 12/25/13	1,577	1,658
Series 1994-23 Class PZ, 6% 2/25/24	12,215	14,724
Series 1996-28 Class PK, 6.5% 7/25/25	2,454	2,705
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,514
Series 2006-45 Class OP, 6/25/36 (j)	4,348	3,823
Series 2006-62 Class KP, 4/25/36 (j)	9,354	8,088
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,765	2,044
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	17,138
Series 2006-127 Class FD, 0.5363% 7/25/36 (h)	15,607	15,539
Series 2006-44 Class FK, 0.6863% 6/25/36 (h)	5,873	5,874
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,171
Series 2010-37 Class GI, 5% 4/25/25 (i)	4,292	434
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	13,268	12,177
Series 384 Class 6, 5% 7/25/37 (i)	15,210	1,803
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2363% 8/25/31 (h)	400	408
Series 2002-49 Class FB, 0.8563% 11/18/31 (h)	571	574
Series 2002-60 Class FV, 1.2563% 4/25/32 (h)	244	248
Series 2002-75 Class FA, 1.2563% 11/25/32 (h)	499	508
Series 2006-50 Class BF, 0.6563% 6/25/36 (h)	17,854	17,836
Series 2006-79 Class PF, 0.6563% 8/25/36 (h)	12,053	12,040
Series 2007-36:
Class FB, 0.6563% 4/25/37 (h)	23,442	23,519
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2007-36:
Class FG, 0.6563% 4/25/37 (h)	$ 4,630	$ 4,645
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,218
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,645
Series 2005-102 Class CO, 11/25/35 (j)	4,312	3,815
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,475
Series 2006-12 Class BO, 10/25/35 (j)	19,382	17,430
Series 2006-37 Class OW, 5/25/36 (j)	4,790	4,323
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	3,835	4,267
Series 2001-20 Class Z, 6% 5/25/31	11,673	12,893
Series 2001-46 Class ZG, 6% 9/25/31	4,241	4,671
Series 2002-79 Class Z, 5.5% 11/25/22	9,100	9,918
Series 2005-117, Class JN, 4.5% 1/25/36	645	683
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,580
Series 2007-36:
Class GO, 4/25/37 (j)	739	674
Class PO, 4/25/37 (j)	1,653	1,507
Class SB, 6.3438% 4/25/37 (h)(i)(k)	21,461	3,006
Class SG, 6.3438% 4/25/37 (h)(i)(k)	9,614	1,372
Series 2008-76 Class EF, 0.7563% 9/25/23 (h)	6,949	6,966
Freddie Mac:
floater Series 237 Class F16, 0.7563% 5/15/36 (h)	12,136	12,139
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	302	318
Series 3149 Class OD, 5/15/36 (j)	24,526	20,814
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,346	1,495
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (h)	1,017	1,053
planned amortization class Series 1681 Class PJ, 7% 12/15/23	1,008	1,012
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8563% 2/15/32 (h)	318	321
Series 2630 Class FL, 0.7563% 6/15/18 (h)	550	556
Series 3008 Class SM, 0% 7/15/35 (h)	180	178
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 3247 Class F, 0.6063% 8/15/36 (h)	$ 17,898	$ 17,816
Series 3255 Class FC, 0.5563% 12/15/36 (h)	19,729	19,618
Series 3279 Class FB, 0.5763% 2/15/37 (h)	5,508	5,501
Series 3301 Class FA, 0.5563% 8/15/35 (h)	18,614	18,544
Series 3346 Class FA, 0.4863% 2/15/19 (h)	13,413	13,414
planned amortization class:
Series 1141 Class G, 9% 9/15/21	217	245
Series 1614 Class L, 6.5% 7/15/23	191	190
Series 2006-15 Class OP, 3/25/36 (j)	5,689	4,842
Series 2356 Class GD, 6% 9/15/16	266	287
Series 2376 Class JE, 5.5% 11/15/16	1,779	1,912
Series 2381 Class OG, 5.5% 11/15/16	1,237	1,325
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,488
Series 2640 Class GE, 4.5% 7/15/18	7,310	8,060
Series 2682 Class LD, 4.5% 10/15/33	777	845
Series 2802 Class OB, 6% 5/15/34	10,455	12,058
Series 2810 Class PD, 6% 6/15/33	903	956
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,733
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,673
Series 3077 Class TO, 4/15/35 (j)	12,104	10,591
Series 3110 Class OP, 9/15/35 (j)	11,408	9,992
Series 3119 Class PO, 2/15/36 (j)	13,996	11,952
Series 3121 Class KO, 3/15/36 (j)	4,288	3,793
Series 3123 Class LO, 3/15/36 (j)	9,110	7,742
Series 3145 Class GO, 4/15/36 (j)	8,142	6,927
Series 3147 Class PF, 0.5563% 4/15/36 (h)	13,513	13,493
Series 3151 Class PO, 5/15/36 (j)	8,858	7,392
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,572	1,751
Series 2281 Class ZB, 6% 3/15/30	2,777	3,080
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,193
Series 2570 Class CU, 4.5% 7/15/17	610	631
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,331
Series 2601 Class TB, 5.5% 4/15/23	869	986
Series 2729 Class GB, 5% 1/15/19	8,120	8,729
Series 2773 Class HC, 4.5% 4/15/19	704	780
Series 2860 Class CP, 4% 10/15/17	435	442
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,318
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2998 Class LY, 5.5% 7/15/25	$ 2,011	$ 2,280
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,077
Series 3013 Class VJ, 5% 1/15/14	1,151	1,219
Series 2769 Class BU, 5% 3/15/34	629	629
Series 2863 Class DB, 4% 9/15/14	760	770
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	5,472	6,028
Series 2877 Class JC, 5% 10/15/34	337	340
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5863% 7/20/60 (h)(l)	14,481	14,497
Series 2010-H18 Class AF, 0.5563% 9/1/60 (h)(l)	14,914	14,905
Series 2010-H19 Class FG, 0.5578% 8/20/60 (h)(l)	19,057	18,958
floater 0.5563% 1/20/31 (h)	7,076	7,081
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,730	3,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $630,336)		667,406
Cash Equivalents - 3.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 10/29/10 due 11/1/10:
(Collateralized by U.S. Government Obligations) #	167,898	167,895
(Collateralized by U.S. Government Obligations) # (a)	46,863	46,862
TOTAL CASH EQUIVALENTS (Cost $214,757)		214,757
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $6,761,336)		6,986,441
NET OTHER ASSETS (LIABILITIES) - (16.1)%		(966,586)
NET ASSETS - 100%		$ 6,019,855
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 84,000	$ (371)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.6275% with JPMorgan Chase, Inc.	Sept. 2020	50,000	23
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	50,000	(3,308)
		$ 184,000	$ (3,656)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,784,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $423,695,000 or 7.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,341,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$167,895,000 due 11/01/10 at 0.23%
Banc of America Securities LLC	$ 8,223
Credit Agricole Securities (USA), Inc.	16,455
Deutsche Bank Securities, Inc.	37,023
Goldman, Sachs & Co.	16,455
HSBC Securities (USA), Inc.	28,796
ING Financial Markets LLC	16,514
Mizuho Securities USA, Inc.	37,024
Societe Generale, New York Branch	7,405
$ 167,895
$46,862,000 due 11/01/10 at 0.23%
BNP Paribas Securities Corp.	$ 46,862
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $6,762,372,000. Net unrealized appreciation aggregated $224,069,000, of which $231,134,000 related to appreciated investment securities and $7,065,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2016 FundSM

October 31, 2010

1.858577.103

RW16-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 25.4%
	Shares	Value
Domestic Equity Funds - 23.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	18,505	$ 321,794
Fidelity Disciplined Equity Fund	15,486	335,585
Fidelity Equity-Income Fund	8,179	335,585
Fidelity Large Cap Core Enhanced Index Fund	65,692	536,706
Fidelity Series 100 Index Fund	48,115	402,242
Fidelity Series Broad Market Opportunities Fund	58,022	536,706
Fidelity Series Small Cap Opportunities Fund	22,433	214,912
TOTAL DOMESTIC EQUITY FUNDS		2,683,530
International Equity Funds - 2.1%
Fidelity Advisor International Discovery Fund Institutional Class	7,327	236,748
TOTAL EQUITY FUNDS (Cost $2,927,970)		2,920,278
Fixed-Income Funds - 42.3%
	Shares	Value
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Government Income Fund	90,193	$ 972,276
Fidelity Strategic Real Return Fund	103,654	972,277
Fidelity Total Bond Fund	264,789	2,917,977
TOTAL FIXED-INCOME FUNDS (Cost $4,612,958)		4,862,530
Short-Term Funds - 32.3%

Fidelity Institutional Money Market Portfolio Institutional Class	1,852,795	1,852,795
Fidelity Short-Term Bond Fund	217,713	1,854,911
TOTAL SHORT-TERM FUNDS (Cost $3,676,794)		3,707,706
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,217,722)	11,490,514
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,277)
NET ASSETS - 100%	$ 11,488,237
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $11,371,387. Net unrealized appreciation aggregated $119,127, of which $469,908 related to appreciated investment securities and $350,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2016 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2016 FundSM

1.858553.103

ARW16-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 25.4%
	Shares	Value
Domestic Equity Funds - 23.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	18,505	$ 321,794
Fidelity Disciplined Equity Fund	15,486	335,585
Fidelity Equity-Income Fund	8,179	335,585
Fidelity Large Cap Core Enhanced Index Fund	65,692	536,706
Fidelity Series 100 Index Fund	48,115	402,242
Fidelity Series Broad Market Opportunities Fund	58,022	536,706
Fidelity Series Small Cap Opportunities Fund	22,433	214,912
TOTAL DOMESTIC EQUITY FUNDS		2,683,530
International Equity Funds - 2.1%
Fidelity Advisor International Discovery Fund Institutional Class	7,327	236,748
TOTAL EQUITY FUNDS (Cost $2,927,970)		2,920,278
Fixed-Income Funds - 42.3%
	Shares	Value
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Government Income Fund	90,193	$ 972,276
Fidelity Strategic Real Return Fund	103,654	972,277
Fidelity Total Bond Fund	264,789	2,917,977
TOTAL FIXED-INCOME FUNDS (Cost $4,612,958)		4,862,530
Short-Term Funds - 32.3%

Fidelity Institutional Money Market Portfolio Institutional Class	1,852,795	1,852,795
Fidelity Short-Term Bond Fund	217,713	1,854,911
TOTAL SHORT-TERM FUNDS (Cost $3,676,794)		3,707,706
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,217,722)	11,490,514
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,277)
NET ASSETS - 100%	$ 11,488,237
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $11,371,387. Net unrealized appreciation aggregated $119,127, of which $469,908 related to appreciated investment securities and $350,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

October 31, 2010

1.858579.103

RW18-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 33.2%
	Shares	Value
Domestic Equity Funds - 30.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,112	$ 210,627
Fidelity Disciplined Equity Fund	10,123	219,355
Fidelity Equity-Income Fund	5,346	219,355
Fidelity Large Cap Core Enhanced Index Fund	43,015	351,433
Fidelity Series 100 Index Fund	31,528	263,575
Fidelity Series Broad Market Opportunities Fund	37,993	351,433
Fidelity Series Small Cap Opportunities Fund	14,698	140,806
TOTAL DOMESTIC EQUITY FUNDS		1,756,584
International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Institutional Class	5,438	175,717
TOTAL EQUITY FUNDS (Cost $2,068,128)		1,932,301
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.0%
Fidelity Capital & Income Fund	6,128	57,602
Fidelity Strategic Income Fund	4,974	57,602
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,204

	Shares	Value
Investment Grade Fixed-Income Funds - 38.4%
Fidelity Government Income Fund	41,506	$ 447,437
Fidelity Strategic Real Return Fund	47,701	447,437
Fidelity Total Bond Fund	121,807	1,342,308
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,237,182
TOTAL FIXED-INCOME FUNDS (Cost $2,245,619)		2,352,386
Short-Term Funds - 26.4%

Fidelity Institutional Money Market Portfolio Institutional Class	767,007	767,007
Fidelity Short-Term Bond Fund	90,008	766,869
TOTAL SHORT-TERM FUNDS (Cost $1,523,877)		1,533,876
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,837,624)	5,818,563
NET OTHER ASSETS (LIABILITIES) - 0.0%	(597)
NET ASSETS - 100%	$ 5,817,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $5,953,336. Net unrealized depreciation aggregated $134,773, of which $168,557 related to appreciated investment securities and $303,330 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858555.103

ARW18-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 33.2%
	Shares	Value
Domestic Equity Funds - 30.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,112	$ 210,627
Fidelity Disciplined Equity Fund	10,123	219,355
Fidelity Equity-Income Fund	5,346	219,355
Fidelity Large Cap Core Enhanced Index Fund	43,015	351,433
Fidelity Series 100 Index Fund	31,528	263,575
Fidelity Series Broad Market Opportunities Fund	37,993	351,433
Fidelity Series Small Cap Opportunities Fund	14,698	140,806
TOTAL DOMESTIC EQUITY FUNDS		1,756,584
International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Institutional Class	5,438	175,717
TOTAL EQUITY FUNDS (Cost $2,068,128)		1,932,301
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.0%
Fidelity Capital & Income Fund	6,128	57,602
Fidelity Strategic Income Fund	4,974	57,602
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,204

	Shares	Value
Investment Grade Fixed-Income Funds - 38.4%
Fidelity Government Income Fund	41,506	$ 447,437
Fidelity Strategic Real Return Fund	47,701	447,437
Fidelity Total Bond Fund	121,807	1,342,308
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,237,182
TOTAL FIXED-INCOME FUNDS (Cost $2,245,619)		2,352,386
Short-Term Funds - 26.4%

Fidelity Institutional Money Market Portfolio Institutional Class	767,007	767,007
Fidelity Short-Term Bond Fund	90,008	766,869
TOTAL SHORT-TERM FUNDS (Cost $1,523,877)		1,533,876
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,837,624)	5,818,563
NET OTHER ASSETS (LIABILITIES) - 0.0%	(597)
NET ASSETS - 100%	$ 5,817,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $5,953,336. Net unrealized depreciation aggregated $134,773, of which $168,557 related to appreciated investment securities and $303,330 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

October 31, 2010

1.858582.103

RW20-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 39.3%
	Shares	Value
Domestic Equity Funds - 35.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,023	$ 156,919
Fidelity Disciplined Equity Fund	7,549	163,580
Fidelity Equity-Income Fund	3,987	163,580
Fidelity Large Cap Core Enhanced Index Fund	32,026	261,654
Fidelity Series 100 Index Fund	23,463	196,148
Fidelity Series Broad Market Opportunities Fund	28,287	261,654
Fidelity Series Small Cap Opportunities Fund	10,933	104,736
TOTAL DOMESTIC EQUITY FUNDS		1,308,271
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,547	146,926
TOTAL EQUITY FUNDS (Cost $1,343,163)		1,455,197
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 2.9%
Fidelity Capital & Income Fund	5,709	53,663
Fidelity Strategic Income Fund	4,634	53,663
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,326

	Shares	Value
Investment Grade Fixed-Income Funds - 35.8%
Fidelity Government Income Fund	24,547	$ 264,615
Fidelity Strategic Real Return Fund	28,211	264,615
Fidelity Total Bond Fund	72,003	793,475
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,322,705
TOTAL FIXED-INCOME FUNDS (Cost $1,332,301)		1,430,031
Short-Term Funds - 22.0%

Fidelity Institutional Money Market Portfolio Institutional Class	407,840	407,840
Fidelity Short-Term Bond Fund	47,869	407,840
TOTAL SHORT-TERM FUNDS (Cost $806,789)		815,680
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,482,253)	3,700,908
NET OTHER ASSETS (LIABILITIES) - 0.0%	(442)
NET ASSETS - 100%	$ 3,700,466
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $3,576,174. Net unrealized appreciation aggregated $124,734, of which $232,521 related to appreciated investment securities and $107,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858557.103

ARW20-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 39.3%
	Shares	Value
Domestic Equity Funds - 35.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,023	$ 156,919
Fidelity Disciplined Equity Fund	7,549	163,580
Fidelity Equity-Income Fund	3,987	163,580
Fidelity Large Cap Core Enhanced Index Fund	32,026	261,654
Fidelity Series 100 Index Fund	23,463	196,148
Fidelity Series Broad Market Opportunities Fund	28,287	261,654
Fidelity Series Small Cap Opportunities Fund	10,933	104,736
TOTAL DOMESTIC EQUITY FUNDS		1,308,271
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,547	146,926
TOTAL EQUITY FUNDS (Cost $1,343,163)		1,455,197
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 2.9%
Fidelity Capital & Income Fund	5,709	53,663
Fidelity Strategic Income Fund	4,634	53,663
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,326

	Shares	Value
Investment Grade Fixed-Income Funds - 35.8%
Fidelity Government Income Fund	24,547	$ 264,615
Fidelity Strategic Real Return Fund	28,211	264,615
Fidelity Total Bond Fund	72,003	793,475
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,322,705
TOTAL FIXED-INCOME FUNDS (Cost $1,332,301)		1,430,031
Short-Term Funds - 22.0%

Fidelity Institutional Money Market Portfolio Institutional Class	407,840	407,840
Fidelity Short-Term Bond Fund	47,869	407,840
TOTAL SHORT-TERM FUNDS (Cost $806,789)		815,680
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,482,253)	3,700,908
NET OTHER ASSETS (LIABILITIES) - 0.0%	(442)
NET ASSETS - 100%	$ 3,700,466
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $3,576,174. Net unrealized appreciation aggregated $124,734, of which $232,521 related to appreciated investment securities and $107,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

October 31, 2010

1.858584.103

RW22-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.0%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,658	$ 133,164
Fidelity Disciplined Equity Fund	6,394	138,548
Fidelity Equity-Income Fund	3,377	138,548
Fidelity Large Cap Core Enhanced Index Fund	27,154	221,846
Fidelity Series 100 Index Fund	19,894	166,314
Fidelity Series Broad Market Opportunities Fund	23,983	221,846
Fidelity Series Small Cap Opportunities Fund	9,257	88,682
TOTAL DOMESTIC EQUITY FUNDS		1,108,948
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,279	138,264
TOTAL EQUITY FUNDS (Cost $1,380,517)		1,247,212
Fixed-Income Funds - 37.1%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	5,425	50,999
Fidelity Strategic Income Fund	4,404	50,999
TOTAL HIGH YIELD FIXED-INCOME FUNDS		101,998

	Shares	Value
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	17,636	$ 190,113
Fidelity Strategic Real Return Fund	20,268	190,114
Fidelity Total Bond Fund	51,678	569,490
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		949,717
TOTAL FIXED-INCOME FUNDS (Cost $1,006,367)		1,051,715
Short-Term Funds - 18.9%

Fidelity Institutional Money Market Portfolio Institutional Class	267,179	267,179
Fidelity Short-Term Bond Fund	31,359	267,179
TOTAL SHORT-TERM FUNDS (Cost $531,611)		534,358
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,918,495)	2,833,285
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76)
NET ASSETS - 100%	$ 2,833,209
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,963,212. Net unrealized depreciation aggregated $129,927, of which $78,497 related to appreciated investment securities and $208,424 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858560.103

ARW22-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.0%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,658	$ 133,164
Fidelity Disciplined Equity Fund	6,394	138,548
Fidelity Equity-Income Fund	3,377	138,548
Fidelity Large Cap Core Enhanced Index Fund	27,154	221,846
Fidelity Series 100 Index Fund	19,894	166,314
Fidelity Series Broad Market Opportunities Fund	23,983	221,846
Fidelity Series Small Cap Opportunities Fund	9,257	88,682
TOTAL DOMESTIC EQUITY FUNDS		1,108,948
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,279	138,264
TOTAL EQUITY FUNDS (Cost $1,380,517)		1,247,212
Fixed-Income Funds - 37.1%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	5,425	50,999
Fidelity Strategic Income Fund	4,404	50,999
TOTAL HIGH YIELD FIXED-INCOME FUNDS		101,998

	Shares	Value
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	17,636	$ 190,113
Fidelity Strategic Real Return Fund	20,268	190,114
Fidelity Total Bond Fund	51,678	569,490
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		949,717
TOTAL FIXED-INCOME FUNDS (Cost $1,006,367)		1,051,715
Short-Term Funds - 18.9%

Fidelity Institutional Money Market Portfolio Institutional Class	267,179	267,179
Fidelity Short-Term Bond Fund	31,359	267,179
TOTAL SHORT-TERM FUNDS (Cost $531,611)		534,358
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,918,495)	2,833,285
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76)
NET ASSETS - 100%	$ 2,833,209
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,963,212. Net unrealized depreciation aggregated $129,927, of which $78,497 related to appreciated investment securities and $208,424 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

October 31, 2010

1.858587.103

RW24-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,529	$ 78,755
Fidelity Disciplined Equity Fund	3,780	81,917
Fidelity Equity-Income Fund	1,997	81,917
Fidelity Large Cap Core Enhanced Index Fund	16,046	131,099
Fidelity Series 100 Index Fund	11,766	98,364
Fidelity Series Broad Market Opportunities Fund	14,173	131,099
Fidelity Series Small Cap Opportunities Fund	5,480	52,503
TOTAL DOMESTIC EQUITY FUNDS		655,654
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,790	90,141
TOTAL EQUITY FUNDS (Cost $739,721)		745,795
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	3,432	32,261
Fidelity Strategic Income Fund	2,786	32,261
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,522

	Shares	Value
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund	9,389	$ 101,211
Fidelity Strategic Real Return Fund	10,790	101,211
Fidelity Total Bond Fund	27,553	303,631
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		506,053
TOTAL FIXED-INCOME FUNDS (Cost $535,393)		570,575
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class	132,523	132,523
Fidelity Short-Term Bond Fund	15,554	132,523
TOTAL SHORT-TERM FUNDS (Cost $261,877)		265,046
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,536,991)		1,581,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143)
NET ASSETS - 100%		$ 1,581,273
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,566,544. Net unrealized appreciation aggregated $14,872, of which $78,561 related to appreciated investment securities and $63,689 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858562.103

ARW24-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,529	$ 78,755
Fidelity Disciplined Equity Fund	3,780	81,917
Fidelity Equity-Income Fund	1,997	81,917
Fidelity Large Cap Core Enhanced Index Fund	16,046	131,099
Fidelity Series 100 Index Fund	11,766	98,364
Fidelity Series Broad Market Opportunities Fund	14,173	131,099
Fidelity Series Small Cap Opportunities Fund	5,480	52,503
TOTAL DOMESTIC EQUITY FUNDS		655,654
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,790	90,141
TOTAL EQUITY FUNDS (Cost $739,721)		745,795
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	3,432	32,261
Fidelity Strategic Income Fund	2,786	32,261
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,522

	Shares	Value
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund	9,389	$ 101,211
Fidelity Strategic Real Return Fund	10,790	101,211
Fidelity Total Bond Fund	27,553	303,631
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		506,053
TOTAL FIXED-INCOME FUNDS (Cost $535,393)		570,575
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class	132,523	132,523
Fidelity Short-Term Bond Fund	15,554	132,523
TOTAL SHORT-TERM FUNDS (Cost $261,877)		265,046
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,536,991)		1,581,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143)
NET ASSETS - 100%		$ 1,581,273
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,566,544. Net unrealized appreciation aggregated $14,872, of which $78,561 related to appreciated investment securities and $63,689 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

October 31, 2010

1.858589.103

RW26-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,145	$ 54,687
Fidelity Disciplined Equity Fund	2,626	56,904
Fidelity Equity-Income Fund	1,387	56,904
Fidelity Large Cap Core Enhanced Index Fund	11,152	91,109
Fidelity Series 100 Index Fund	8,171	68,306
Fidelity Series Broad Market Opportunities Fund	9,850	91,109
Fidelity Series Small Cap Opportunities Fund	3,802	36,423
TOTAL DOMESTIC EQUITY FUNDS		455,442
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,121	68,517
TOTAL EQUITY FUNDS (Cost $538,355)		523,959
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	2,493	23,437
Fidelity Strategic Income Fund	2,024	23,437
TOTAL HIGH YIELD FIXED-INCOME FUNDS		46,874

	Shares	Value
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	5,964	$ 64,294
Fidelity Strategic Real Return Fund	6,854	64,294
Fidelity Total Bond Fund	17,522	193,092
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		321,680
TOTAL FIXED-INCOME FUNDS (Cost $351,384)		368,554
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Institutional Class	81,544	81,544
Fidelity Short-Term Bond Fund	9,578	81,608
TOTAL SHORT-TERM FUNDS (Cost $162,339)		163,152
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,052,078)		1,055,665
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209)
NET ASSETS - 100%		$ 1,055,456
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,072,381. Net unrealized depreciation aggregated $16,716, of which $40,003 related to appreciated investment securities and $56,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858564.103

ARW26-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,145	$ 54,687
Fidelity Disciplined Equity Fund	2,626	56,904
Fidelity Equity-Income Fund	1,387	56,904
Fidelity Large Cap Core Enhanced Index Fund	11,152	91,109
Fidelity Series 100 Index Fund	8,171	68,306
Fidelity Series Broad Market Opportunities Fund	9,850	91,109
Fidelity Series Small Cap Opportunities Fund	3,802	36,423
TOTAL DOMESTIC EQUITY FUNDS		455,442
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,121	68,517
TOTAL EQUITY FUNDS (Cost $538,355)		523,959
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	2,493	23,437
Fidelity Strategic Income Fund	2,024	23,437
TOTAL HIGH YIELD FIXED-INCOME FUNDS		46,874

	Shares	Value
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	5,964	$ 64,294
Fidelity Strategic Real Return Fund	6,854	64,294
Fidelity Total Bond Fund	17,522	193,092
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		321,680
TOTAL FIXED-INCOME FUNDS (Cost $351,384)		368,554
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Institutional Class	81,544	81,544
Fidelity Short-Term Bond Fund	9,578	81,608
TOTAL SHORT-TERM FUNDS (Cost $162,339)		163,152
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,052,078)		1,055,665
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209)
NET ASSETS - 100%		$ 1,055,456
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,072,381. Net unrealized depreciation aggregated $16,716, of which $40,003 related to appreciated investment securities and $56,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

October 31, 2010

1.858591.103

RW28-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	18,861	$ 328,001
Fidelity Disciplined Equity Fund	15,791	342,182
Fidelity Equity-Income Fund	8,340	342,182
Fidelity Large Cap Core Enhanced Index Fund	66,937	546,874
Fidelity Series 100 Index Fund	49,117	410,618
Fidelity Series Broad Market Opportunities Fund	59,122	546,874
Fidelity Series Small Cap Opportunities Fund	22,847	218,873
TOTAL DOMESTIC EQUITY FUNDS		2,735,604
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	13,873	448,227
TOTAL EQUITY FUNDS (Cost $3,239,716)		3,183,831
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	15,545	146,121
Fidelity Strategic Income Fund	12,618	146,121
TOTAL HIGH YIELD FIXED-INCOME FUNDS		292,242

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	33,801	$ 364,377
Fidelity Strategic Real Return Fund	38,846	364,377
Fidelity Total Bond Fund	99,363	1,094,978
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,823,732
TOTAL FIXED-INCOME FUNDS (Cost $1,997,291)		2,115,974
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Institutional Class	432,813	432,813
Fidelity Short-Term Bond Fund	50,800	432,813
TOTAL SHORT-TERM FUNDS (Cost $857,756)		865,626
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,094,763)		6,165,431
NET OTHER ASSETS (LIABILITIES) - 0.0%		(171)
NET ASSETS - 100%		$ 6,165,260
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $6,224,934. Net unrealized depreciation aggregated $59,503, of which $259,632 related to appreciated investment securities and $319,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858566.103

ARW28-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	18,861	$ 328,001
Fidelity Disciplined Equity Fund	15,791	342,182
Fidelity Equity-Income Fund	8,340	342,182
Fidelity Large Cap Core Enhanced Index Fund	66,937	546,874
Fidelity Series 100 Index Fund	49,117	410,618
Fidelity Series Broad Market Opportunities Fund	59,122	546,874
Fidelity Series Small Cap Opportunities Fund	22,847	218,873
TOTAL DOMESTIC EQUITY FUNDS		2,735,604
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	13,873	448,227
TOTAL EQUITY FUNDS (Cost $3,239,716)		3,183,831
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	15,545	146,121
Fidelity Strategic Income Fund	12,618	146,121
TOTAL HIGH YIELD FIXED-INCOME FUNDS		292,242

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	33,801	$ 364,377
Fidelity Strategic Real Return Fund	38,846	364,377
Fidelity Total Bond Fund	99,363	1,094,978
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,823,732
TOTAL FIXED-INCOME FUNDS (Cost $1,997,291)		2,115,974
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Institutional Class	432,813	432,813
Fidelity Short-Term Bond Fund	50,800	432,813
TOTAL SHORT-TERM FUNDS (Cost $857,756)		865,626
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,094,763)		6,165,431
NET OTHER ASSETS (LIABILITIES) - 0.0%		(171)
NET ASSETS - 100%		$ 6,165,260
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $6,224,934. Net unrealized depreciation aggregated $59,503, of which $259,632 related to appreciated investment securities and $319,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

October 31, 2010

1.858593.103

RW30-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,763	$ 134,990
Fidelity Disciplined Equity Fund	6,481	140,450
Fidelity Equity-Income Fund	3,423	140,449
Fidelity Large Cap Core Enhanced Index Fund	27,518	224,818
Fidelity Series 100 Index Fund	20,184	168,738
Fidelity Series Broad Market Opportunities Fund	24,305	224,818
Fidelity Series Small Cap Opportunities Fund	9,403	90,076
TOTAL DOMESTIC EQUITY FUNDS		1,124,339
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	6,182	199,756
TOTAL EQUITY FUNDS (Cost $1,289,138)		1,324,095
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	6,600	62,036
Fidelity Strategic Income Fund	5,357	62,036
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,072

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	13,098	$ 141,194
Fidelity Strategic Real Return Fund	15,053	141,194
Fidelity Total Bond Fund	38,415	423,334
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		705,722
TOTAL FIXED-INCOME FUNDS (Cost $800,238)		829,794
Short-Term Funds - 13.2%

Fidelity Institutional Money Market Portfolio Institutional Class	163,775	163,775
Fidelity Short-Term Bond Fund	19,222	163,775
TOTAL SHORT-TERM FUNDS (Cost $325,157)		327,550
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,414,533)		2,481,439
NET OTHER ASSETS (LIABILITIES) - 0.0%		(190)
NET ASSETS - 100%		$ 2,481,249
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,449,339. Net unrealized appreciation aggregated $32,100, of which $98,690 related to appreciated investment securities and $66,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858569.103

ARW30-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,763	$ 134,990
Fidelity Disciplined Equity Fund	6,481	140,450
Fidelity Equity-Income Fund	3,423	140,449
Fidelity Large Cap Core Enhanced Index Fund	27,518	224,818
Fidelity Series 100 Index Fund	20,184	168,738
Fidelity Series Broad Market Opportunities Fund	24,305	224,818
Fidelity Series Small Cap Opportunities Fund	9,403	90,076
TOTAL DOMESTIC EQUITY FUNDS		1,124,339
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	6,182	199,756
TOTAL EQUITY FUNDS (Cost $1,289,138)		1,324,095
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	6,600	62,036
Fidelity Strategic Income Fund	5,357	62,036
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,072

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	13,098	$ 141,194
Fidelity Strategic Real Return Fund	15,053	141,194
Fidelity Total Bond Fund	38,415	423,334
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		705,722
TOTAL FIXED-INCOME FUNDS (Cost $800,238)		829,794
Short-Term Funds - 13.2%

Fidelity Institutional Money Market Portfolio Institutional Class	163,775	163,775
Fidelity Short-Term Bond Fund	19,222	163,775
TOTAL SHORT-TERM FUNDS (Cost $325,157)		327,550
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,414,533)		2,481,439
NET OTHER ASSETS (LIABILITIES) - 0.0%		(190)
NET ASSETS - 100%		$ 2,481,249
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,449,339. Net unrealized appreciation aggregated $32,100, of which $98,690 related to appreciated investment securities and $66,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

October 31, 2010

1.858595.103

RW32-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.0%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,684	$ 116,232
Fidelity Disciplined Equity Fund	5,597	121,277
Fidelity Equity-Income Fund	2,956	121,277
Fidelity Large Cap Core Enhanced Index Fund	23,720	193,791
Fidelity Series 100 Index Fund	17,398	145,448
Fidelity Series Broad Market Opportunities Fund	20,950	193,791
Fidelity Series Small Cap Opportunities Fund	8,096	77,558
TOTAL DOMESTIC EQUITY FUNDS		969,374
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,751	185,804
TOTAL EQUITY FUNDS (Cost $954,651)		1,155,178
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	5,858	55,068
Fidelity Strategic Income Fund	4,755	55,068
TOTAL HIGH YIELD FIXED-INCOME FUNDS		110,136

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	10,841	$ 116,863
Fidelity Strategic Real Return Fund	12,459	116,863
Fidelity Total Bond Fund	31,852	351,010
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		584,736
TOTAL FIXED-INCOME FUNDS (Cost $643,978)		694,872
Short-Term Funds - 12.0%

Fidelity Institutional Money Market Portfolio Institutional Class	125,901	125,901
Fidelity Short-Term Bond Fund	14,777	125,901
TOTAL SHORT-TERM FUNDS (Cost $248,388)		251,802
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,847,017)	2,101,852
NET OTHER ASSETS (LIABILITIES) - 0.0%	(82)
NET ASSETS - 100%	$ 2,101,770
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,847,453. Net unrealized appreciation aggregated $254,399, of which $254,532 related to appreciated investment securities and $133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858571.103

ARW32-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.0%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,684	$ 116,232
Fidelity Disciplined Equity Fund	5,597	121,277
Fidelity Equity-Income Fund	2,956	121,277
Fidelity Large Cap Core Enhanced Index Fund	23,720	193,791
Fidelity Series 100 Index Fund	17,398	145,448
Fidelity Series Broad Market Opportunities Fund	20,950	193,791
Fidelity Series Small Cap Opportunities Fund	8,096	77,558
TOTAL DOMESTIC EQUITY FUNDS		969,374
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,751	185,804
TOTAL EQUITY FUNDS (Cost $954,651)		1,155,178
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	5,858	55,068
Fidelity Strategic Income Fund	4,755	55,068
TOTAL HIGH YIELD FIXED-INCOME FUNDS		110,136

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	10,841	$ 116,863
Fidelity Strategic Real Return Fund	12,459	116,863
Fidelity Total Bond Fund	31,852	351,010
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		584,736
TOTAL FIXED-INCOME FUNDS (Cost $643,978)		694,872
Short-Term Funds - 12.0%

Fidelity Institutional Money Market Portfolio Institutional Class	125,901	125,901
Fidelity Short-Term Bond Fund	14,777	125,901
TOTAL SHORT-TERM FUNDS (Cost $248,388)		251,802
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,847,017)	2,101,852
NET OTHER ASSETS (LIABILITIES) - 0.0%	(82)
NET ASSETS - 100%	$ 2,101,770
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,847,453. Net unrealized appreciation aggregated $254,399, of which $254,532 related to appreciated investment securities and $133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

October 31, 2010

1.858597.103

RW34-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.6%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,214	$ 108,066
Fidelity Disciplined Equity Fund	5,199	112,673
Fidelity Equity-Income Fund	2,746	112,673
Fidelity Large Cap Core Enhanced Index Fund	22,061	180,238
Fidelity Series 100 Index Fund	16,164	135,130
Fidelity Series Broad Market Opportunities Fund	19,485	180,238
Fidelity Series Small Cap Opportunities Fund	7,514	71,980
TOTAL DOMESTIC EQUITY FUNDS		900,998
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	5,745	185,612
TOTAL EQUITY FUNDS (Cost $959,287)		1,086,610
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	5,595	52,593
Fidelity Strategic Income Fund	4,542	52,593
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,186

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	9,775	$ 105,379
Fidelity Strategic Real Return Fund	11,234	105,379
Fidelity Total Bond Fund	28,653	315,750
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		526,508
TOTAL FIXED-INCOME FUNDS (Cost $570,157)		631,694
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class	100,580	100,580
Fidelity Short-Term Bond Fund	11,805	100,580
TOTAL SHORT-TERM FUNDS (Cost $197,791)		201,160
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,727,235)	1,919,464
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39)
NET ASSETS - 100%	$ 1,919,425
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,765,088. Net unrealized appreciation aggregated $154,376, of which $191,892 related to appreciated investment securities and $37,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858573.103

ARW34-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.6%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,214	$ 108,066
Fidelity Disciplined Equity Fund	5,199	112,673
Fidelity Equity-Income Fund	2,746	112,673
Fidelity Large Cap Core Enhanced Index Fund	22,061	180,238
Fidelity Series 100 Index Fund	16,164	135,130
Fidelity Series Broad Market Opportunities Fund	19,485	180,238
Fidelity Series Small Cap Opportunities Fund	7,514	71,980
TOTAL DOMESTIC EQUITY FUNDS		900,998
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	5,745	185,612
TOTAL EQUITY FUNDS (Cost $959,287)		1,086,610
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	5,595	52,593
Fidelity Strategic Income Fund	4,542	52,593
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,186

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	9,775	$ 105,379
Fidelity Strategic Real Return Fund	11,234	105,379
Fidelity Total Bond Fund	28,653	315,750
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		526,508
TOTAL FIXED-INCOME FUNDS (Cost $570,157)		631,694
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class	100,580	100,580
Fidelity Short-Term Bond Fund	11,805	100,580
TOTAL SHORT-TERM FUNDS (Cost $197,791)		201,160
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,727,235)	1,919,464
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39)
NET ASSETS - 100%	$ 1,919,425
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,765,088. Net unrealized appreciation aggregated $154,376, of which $191,892 related to appreciated investment securities and $37,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

October 31, 2010

1.858599.103

RW36-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.4%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,827	$ 66,548
Fidelity Disciplined Equity Fund	3,199	69,331
Fidelity Equity-Income Fund	1,690	69,331
Fidelity Large Cap Core Enhanced Index Fund	13,580	110,952
Fidelity Series 100 Index Fund	9,957	83,243
Fidelity Series Broad Market Opportunities Fund	11,995	110,952
Fidelity Series Small Cap Opportunities Fund	4,635	44,404
TOTAL DOMESTIC EQUITY FUNDS		554,761
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class	3,793	122,546
TOTAL EQUITY FUNDS (Cost $745,260)		677,307
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	3,552	33,390
Fidelity Strategic Income Fund	2,883	33,390
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,780

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	5,732	$ 61,795
Fidelity Strategic Real Return Fund	6,588	61,795
Fidelity Total Bond Fund	16,833	185,498
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		309,088
TOTAL FIXED-INCOME FUNDS (Cost $354,743)		375,868
Short-Term Funds - 9.2%

Fidelity Institutional Money Market Portfolio Institutional Class	53,099	53,099
Fidelity Short-Term Bond Fund	6,232	53,099
TOTAL SHORT-TERM FUNDS (Cost $105,678)		106,198
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,205,681)	1,159,373
NET OTHER ASSETS (LIABILITIES) - 0.0%	(152)
NET ASSETS - 100%	$ 1,159,221
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,220,877. Net unrealized depreciation aggregated $61,504, of which $45,702 related to appreciated investment securities and $107,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858575.103

ARW36-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.4%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,827	$ 66,548
Fidelity Disciplined Equity Fund	3,199	69,331
Fidelity Equity-Income Fund	1,690	69,331
Fidelity Large Cap Core Enhanced Index Fund	13,580	110,952
Fidelity Series 100 Index Fund	9,957	83,243
Fidelity Series Broad Market Opportunities Fund	11,995	110,952
Fidelity Series Small Cap Opportunities Fund	4,635	44,404
TOTAL DOMESTIC EQUITY FUNDS		554,761
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class	3,793	122,546
TOTAL EQUITY FUNDS (Cost $745,260)		677,307
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	3,552	33,390
Fidelity Strategic Income Fund	2,883	33,390
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,780

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	5,732	$ 61,795
Fidelity Strategic Real Return Fund	6,588	61,795
Fidelity Total Bond Fund	16,833	185,498
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		309,088
TOTAL FIXED-INCOME FUNDS (Cost $354,743)		375,868
Short-Term Funds - 9.2%

Fidelity Institutional Money Market Portfolio Institutional Class	53,099	53,099
Fidelity Short-Term Bond Fund	6,232	53,099
TOTAL SHORT-TERM FUNDS (Cost $105,678)		106,198
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,205,681)	1,159,373
NET OTHER ASSETS (LIABILITIES) - 0.0%	(152)
NET ASSETS - 100%	$ 1,159,221
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,220,877. Net unrealized depreciation aggregated $61,504, of which $45,702 related to appreciated investment securities and $107,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

October 31, 2010

1.867283.102

RW38-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.6%
	Shares	Value
Domestic Equity Funds - 49.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,971	$ 138,620
Fidelity Disciplined Equity Fund	6,658	144,269
Fidelity Equity-Income Fund	3,516	144,269
Fidelity Large Cap Core Enhanced Index Fund	28,259	230,877
Fidelity Series 100 Index Fund	20,720	173,216
Fidelity Series Broad Market Opportunities Fund	24,960	230,877
Fidelity Series Small Cap Opportunities Fund	9,655	92,492
TOTAL DOMESTIC EQUITY FUNDS		1,154,620
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	8,428	272,298
TOTAL EQUITY FUNDS (Cost $1,360,639)		1,426,918
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	7,636	71,781
Fidelity Strategic Income Fund	6,199	71,781
TOTAL HIGH YIELD FIXED-INCOME FUNDS		143,562

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	11,505	$ 124,029
Fidelity Strategic Real Return Fund	13,223	124,029
Fidelity Total Bond Fund	33,722	371,613
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		619,671
TOTAL FIXED-INCOME FUNDS (Cost $710,838)		763,233
Short-Term Funds - 7.0%

Fidelity Institutional Money Market Portfolio Institutional Class	81,666	81,666
Fidelity Short-Term Bond Fund	9,585	81,666
TOTAL SHORT-TERM FUNDS (Cost $161,433)		163,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,232,910)	2,353,483
NET OTHER ASSETS (LIABILITIES) - 0.0%	(54)
NET ASSETS - 100%	$ 2,353,429
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,258,308. Net unrealized appreciation aggregated $95,175, of which $186,508 related to appreciated investment securities and $91,333 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867272.102

ARW38-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.6%
	Shares	Value
Domestic Equity Funds - 49.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,971	$ 138,620
Fidelity Disciplined Equity Fund	6,658	144,269
Fidelity Equity-Income Fund	3,516	144,269
Fidelity Large Cap Core Enhanced Index Fund	28,259	230,877
Fidelity Series 100 Index Fund	20,720	173,216
Fidelity Series Broad Market Opportunities Fund	24,960	230,877
Fidelity Series Small Cap Opportunities Fund	9,655	92,492
TOTAL DOMESTIC EQUITY FUNDS		1,154,620
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	8,428	272,298
TOTAL EQUITY FUNDS (Cost $1,360,639)		1,426,918
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	7,636	71,781
Fidelity Strategic Income Fund	6,199	71,781
TOTAL HIGH YIELD FIXED-INCOME FUNDS		143,562

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	11,505	$ 124,029
Fidelity Strategic Real Return Fund	13,223	124,029
Fidelity Total Bond Fund	33,722	371,613
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		619,671
TOTAL FIXED-INCOME FUNDS (Cost $710,838)		763,233
Short-Term Funds - 7.0%

Fidelity Institutional Money Market Portfolio Institutional Class	81,666	81,666
Fidelity Short-Term Bond Fund	9,585	81,666
TOTAL SHORT-TERM FUNDS (Cost $161,433)		163,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,232,910)	2,353,483
NET OTHER ASSETS (LIABILITIES) - 0.0%	(54)
NET ASSETS - 100%	$ 2,353,429
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,258,308. Net unrealized appreciation aggregated $95,175, of which $186,508 related to appreciated investment securities and $91,333 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

October 31, 2010

1.867287.102

RW40-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,781	$ 100,531
Fidelity Disciplined Equity Fund	4,831	104,678
Fidelity Equity-Income Fund	2,551	104,678
Fidelity Large Cap Core Enhanced Index Fund	20,488	167,386
Fidelity Series 100 Index Fund	15,022	125,581
Fidelity Series Broad Market Opportunities Fund	18,096	167,386
Fidelity Series Small Cap Opportunities Fund	6,996	67,021
TOTAL DOMESTIC EQUITY FUNDS		837,261
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	6,480	209,357
TOTAL EQUITY FUNDS (Cost $936,533)		1,046,618
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	5,718	53,750
Fidelity Strategic Income Fund	4,642	53,750
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,500

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	8,018	$ 86,430
Fidelity Strategic Real Return Fund	9,214	86,430
Fidelity Total Bond Fund	23,529	259,290
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		432,150
TOTAL FIXED-INCOME FUNDS (Cost $509,410)		539,650
Short-Term Funds - 4.4%

Fidelity Institutional Money Market Portfolio Institutional Class	36,331	36,331
Fidelity Short-Term Bond Fund	4,264	36,331
TOTAL SHORT-TERM FUNDS (Cost $72,071)		72,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,518,014)	1,658,930
NET OTHER ASSETS (LIABILITIES) - 0.0%	(95)
NET ASSETS - 100%	$ 1,658,835
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,606,304. Net unrealized appreciation aggregated $52,626, of which $94,874 related to appreciated investment securities and $42,248 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867277.102

ARW40-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,781	$ 100,531
Fidelity Disciplined Equity Fund	4,831	104,678
Fidelity Equity-Income Fund	2,551	104,678
Fidelity Large Cap Core Enhanced Index Fund	20,488	167,386
Fidelity Series 100 Index Fund	15,022	125,581
Fidelity Series Broad Market Opportunities Fund	18,096	167,386
Fidelity Series Small Cap Opportunities Fund	6,996	67,021
TOTAL DOMESTIC EQUITY FUNDS		837,261
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	6,480	209,357
TOTAL EQUITY FUNDS (Cost $936,533)		1,046,618
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	5,718	53,750
Fidelity Strategic Income Fund	4,642	53,750
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,500

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	8,018	$ 86,430
Fidelity Strategic Real Return Fund	9,214	86,430
Fidelity Total Bond Fund	23,529	259,290
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		432,150
TOTAL FIXED-INCOME FUNDS (Cost $509,410)		539,650
Short-Term Funds - 4.4%

Fidelity Institutional Money Market Portfolio Institutional Class	36,331	36,331
Fidelity Short-Term Bond Fund	4,264	36,331
TOTAL SHORT-TERM FUNDS (Cost $72,071)		72,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,518,014)	1,658,930
NET OTHER ASSETS (LIABILITIES) - 0.0%	(95)
NET ASSETS - 100%	$ 1,658,835
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,606,304. Net unrealized appreciation aggregated $52,626, of which $94,874 related to appreciated investment securities and $42,248 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

October 31, 2010

1.867292.102

RW42-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.1%
	Shares	Value
Domestic Equity Funds - 51.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,054	$ 227,006
Fidelity Disciplined Equity Fund	10,918	236,603
Fidelity Equity-Income Fund	5,767	236,603
Fidelity Large Cap Core Enhanced Index Fund	46,354	378,712
Fidelity Series 100 Index Fund	33,953	283,850
Fidelity Series Broad Market Opportunities Fund	40,942	378,712
Fidelity Series Small Cap Opportunities Fund	15,797	151,337
TOTAL DOMESTIC EQUITY FUNDS		1,892,823
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	14,646	473,206
TOTAL EQUITY FUNDS (Cost $2,169,562)		2,366,029
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	13,194	124,023
Fidelity Strategic Income Fund	10,710	124,023
TOTAL HIGH YIELD FIXED-INCOME FUNDS		248,046

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	17,839	$ 192,309
Fidelity Strategic Real Return Fund	20,502	192,309
Fidelity Total Bond Fund	52,319	576,558
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		961,176
TOTAL FIXED-INCOME FUNDS (Cost $1,108,726)		1,209,222
Short-Term Funds - 3.1%

Fidelity Institutional Money Market Portfolio Institutional Class	57,951	57,951
Fidelity Short-Term Bond Fund	6,802	57,951
TOTAL SHORT-TERM FUNDS (Cost $114,573)		115,902
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,392,861)	3,691,153
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10)
NET ASSETS - 100%	$ 3,691,143
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $3,435,364. Net unrealized appreciation aggregated $255,789, of which $355,484 related to appreciated investment securities and $99,695 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867280.102

ARW42-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.1%
	Shares	Value
Domestic Equity Funds - 51.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,054	$ 227,006
Fidelity Disciplined Equity Fund	10,918	236,603
Fidelity Equity-Income Fund	5,767	236,603
Fidelity Large Cap Core Enhanced Index Fund	46,354	378,712
Fidelity Series 100 Index Fund	33,953	283,850
Fidelity Series Broad Market Opportunities Fund	40,942	378,712
Fidelity Series Small Cap Opportunities Fund	15,797	151,337
TOTAL DOMESTIC EQUITY FUNDS		1,892,823
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	14,646	473,206
TOTAL EQUITY FUNDS (Cost $2,169,562)		2,366,029
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	13,194	124,023
Fidelity Strategic Income Fund	10,710	124,023
TOTAL HIGH YIELD FIXED-INCOME FUNDS		248,046

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	17,839	$ 192,309
Fidelity Strategic Real Return Fund	20,502	192,309
Fidelity Total Bond Fund	52,319	576,558
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		961,176
TOTAL FIXED-INCOME FUNDS (Cost $1,108,726)		1,209,222
Short-Term Funds - 3.1%

Fidelity Institutional Money Market Portfolio Institutional Class	57,951	57,951
Fidelity Short-Term Bond Fund	6,802	57,951
TOTAL SHORT-TERM FUNDS (Cost $114,573)		115,902
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,392,861)	3,691,153
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10)
NET ASSETS - 100%	$ 3,691,143
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $3,435,364. Net unrealized appreciation aggregated $255,789, of which $355,484 related to appreciated investment securities and $99,695 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Government
Income Fund

October 31, 2010

1.809098.106

SLM-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 82.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 5.5%
Fannie Mae:
0.75% 12/18/13	$ 11,614	$ 11,632
1% 9/23/13	3,260	3,294
1.125% 7/30/12	11,380	11,525
1.25% 8/20/13	3,330	3,389
Federal Home Loan Bank:
0.875% 8/22/12	2,100	2,118
1.5% 1/16/13	5,055	5,171
1.875% 6/21/13	12,060	12,483
Freddie Mac:
0.375% 11/30/12	5,504	5,496
4.5% 1/15/14	1,578	1,766
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	3,050	3,108
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,853
5.66% 9/15/11 (b)	9,000	9,392
5.685% 5/15/12	3,915	4,235
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	512	560
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		78,022
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes 0.5% 4/15/15	28,608	29,803
U.S. Treasury Obligations - 64.2%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	21,170
U.S. Treasury Notes:
0.375% 9/30/12	98,853	98,925
0.5% 10/15/13	31,500	31,502
1.125% 12/15/11	22,000	22,209
1.25% 8/31/15	1,000	1,006
1.25% 9/30/15 (a)	47,500	47,726
1.25% 10/31/15	33,000	33,119
1.375% 11/15/12	5,078	5,183
1.375% 2/15/13	9,255	9,460
1.5% 12/31/13	4,659	4,796
1.75% 4/15/13	6,035	6,233
1.75% 7/31/15	2,000	2,060
1.875% 2/28/14	91,000	94,754
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 4/30/14	$ 1,550	$ 1,614
1.875% 6/30/15	35,554	36,848
2.375% 8/31/14	9,290	9,847
2.375% 9/30/14	13,422	14,235
2.375% 10/31/14	16,136	17,109
2.375% 7/31/17	12,000	12,420
2.5% 3/31/15	7,000	7,460
2.5% 4/30/15	1,940	2,067
2.5% 6/30/17	1,800	1,879
2.625% 8/15/20	30,705	30,739
2.75% 10/31/13	55,000	58,665
2.75% 2/15/19	2,505	2,595
3% 9/30/16	6,641	7,194
3% 2/28/17	26,424	28,505
3.125% 8/31/13	16,105	17,318
3.125% 9/30/13	2,650	2,853
3.125% 10/31/16	33,540	36,543
3.125% 1/31/17	27,081	29,434
3.125% 5/15/19	26,941	28,572
3.375% 6/30/13	16,138	17,408
3.5% 2/15/18	20,117	22,179
3.5% 5/15/20	14,175	15,289
3.625% 8/15/19	9,790	10,738
3.625% 2/15/20	11,372	12,417
3.75% 11/15/18	15,261	17,021
3.875% 2/15/13	5,752	6,218
3.875% 5/15/18	2,578	2,907
4% 8/15/18	4,633	5,260
4.25% 11/15/17	6,260	7,229
4.5% 5/15/17	19,369	22,654
4.625% 2/15/17	14,625	17,223
4.75% 8/15/17	23,339	27,688
TOTAL U.S. TREASURY OBLIGATIONS		908,271
Other Government Related - 10.7%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (c)	1,493	1,531
3.125% 6/15/12 (FDIC Guaranteed) (c)	305	318
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (c)	22,000	22,494
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (c)	$ 20,600	$ 21,160
1.875% 11/15/12 (FDIC Guaranteed) (c)	3,800	3,905
2% 3/30/12 (FDIC Guaranteed) (c)	10,000	10,222
2.125% 7/12/12 (FDIC Guaranteed) (c)	2,384	2,453
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (c)	15,000	15,089
2% 9/28/12 (FDIC Guaranteed) (c)	13,000	13,382
2.625% 12/28/12 (FDIC Guaranteed) (c)	4,364	4,560
3% 12/9/11 (FDIC Guaranteed) (c)	1,030	1,060
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (c)	15,000	15,374
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	306	320
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (c)	2,260	2,324
3.125% 12/1/11 (FDIC Guaranteed) (c)	170	175
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (c)	36,180	37,315
TOTAL OTHER GOVERNMENT RELATED		151,682
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,130,790)		1,167,778
U.S. Government Agency - Mortgage Securities - 10.1%

Fannie Mae - 5.9%
2.004% 10/1/33 (e)	18	19
2.067% 3/1/35 (e)	35	36
2.088% 12/1/34 (e)	38	39
2.099% 3/1/35 (e)	7	7
2.196% 7/1/35 (e)	17	18
2.202% 2/1/33 (e)	38	39
2.49% 5/1/34 (e)	349	363
2.532% 7/1/34 (e)	21	22
2.566% 6/1/36 (e)	25	26
2.58% 10/1/35 (e)	54	56
2.582% 3/1/35 (e)	22	23
2.602% 7/1/36 (e)	168	176
2.639% 7/1/35 (e)	213	223
2.73% 11/1/33 (e)	118	124
2.758% 10/1/35 (e)	795	833
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.764% 9/1/34 (e)	$ 297	$ 309
2.766% 1/1/35 (e)	186	193
2.795% 10/1/33 (e)	36	38
2.803% 11/1/36 (e)	225	235
2.839% 9/1/36 (e)	114	119
2.842% 7/1/35 (e)	702	731
2.859% 9/1/35 (e)	284	296
2.91% 3/1/33 (e)	106	111
3% 12/1/25 (d)	28,000	28,362
3.031% 7/1/35 (e)	49	51
3.034% 2/1/34 (e)	13	13
3.06% 4/1/36 (e)	300	316
3.097% 11/1/36 (e)	222	232
3.14% 8/1/35 (e)	532	561
3.177% 10/1/37 (e)	303	316
3.213% 2/1/36 (e)	504	526
3.303% 10/1/35 (e)	254	265
3.36% 1/1/40 (e)	13,445	14,046
3.5% 11/1/25 (d)	21,000	21,735
3.5% 11/1/40 (d)	7,000	7,051
3.527% 6/1/47 (e)	100	104
3.636% 2/1/37 (e)	409	427
4% 9/1/13	167	175
5% 2/1/16 to 4/1/22	259	277
5.034% 2/1/34 (e)	318	331
5.57% 2/1/36 (e)	71	74
5.597% 4/1/36 (e)	447	465
5.762% 5/1/36 (e)	89	92
6% 6/1/16 to 3/1/34	1,974	2,182
6.186% 3/1/37 (e)	56	59
6.5% 6/1/16 to 7/1/32	1,048	1,156
7% 3/1/12 to 9/1/14	74	78
9% 2/1/13	7	7
10.25% 10/1/18	3	3
11% 9/1/15 to 1/1/16	13	15
11.25% 5/1/14 to 1/1/16	24	27
11.5% 1/1/13 to 6/15/19	43	47
12.25% 8/1/13	1	1
12.5% 9/1/12 to 7/1/16	74	84
12.75% 10/1/11 to 4/1/12	3	3
13% 7/1/13 to 10/1/14	28	32
13.25% 9/1/11	8	8
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
13.5% 11/1/14 to 12/1/14	$ 8	$ 10
15% 4/1/12	1	1
		83,168
Freddie Mac - 0.8%
1.79% 3/1/37 (e)	443	456
1.866% 5/1/37 (e)	83	85
1.932% 3/1/35 (e)	132	135
2.325% 7/1/35 (e)	1,016	1,046
2.414% 6/1/33 (e)	222	230
2.416% 5/1/37 (e)	731	761
2.452% 5/1/37 (e)	461	479
2.535% 6/1/37 (e)	201	210
2.545% 10/1/35 (e)	286	297
2.605% 4/1/34 (e)	797	831
2.613% 12/1/33 (e)	490	515
2.639% 7/1/35 (e)	262	274
2.665% 6/1/35 (e)	76	80
2.865% 11/1/35 (e)	265	277
3.022% 7/1/35 (e)	198	208
3.137% 1/1/35 (e)	573	599
3.152% 4/1/37 (e)	79	82
3.403% 3/1/37 (e)	79	81
3.507% 3/1/33 (e)	7	7
3.513% 10/1/36 (e)	279	290
3.706% 5/1/37 (e)	56	59
3.948% 12/1/36 (e)	964	1,002
4.317% 2/1/36 (e)	55	58
5.183% 10/1/35 (e)	36	38
5.228% 2/1/36 (e)	22	23
5.336% 1/1/36 (e)	248	256
5.527% 1/1/36 (e)	210	218
5.54% 3/1/36 (e)	787	822
6.009% 6/1/37 (e)	27	28
6.194% 7/1/36 (e)	90	94
6.29% 8/1/37 (e)	159	167
6.431% 2/1/37 (e)	60	63
6.5% 12/1/21	443	484
7.22% 4/1/37 (e)	4	4
9% 7/1/16	18	20
9.5% 7/1/16 to 8/1/21	134	153
10% 4/1/15 to 3/1/21	251	289
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
10.5% 1/1/21	$ 2	$ 3
11% 9/1/20	11	13
11.25% 6/1/14	30	34
11.5% 10/1/15 to 11/1/15	20	22
12% 2/1/13 to 11/1/19	20	22
12.25% 11/1/13 to 8/1/15	20	22
12.5% 2/1/11 to 6/1/19	181	204
13% 11/1/12 to 5/1/17	23	25
13.5% 8/1/11	1	1
14% 11/1/12 to 4/1/16	2	3
		11,070
Ginnie Mae - 3.4%
4% 9/15/25	625	663
5.5% 1/20/60 to 3/20/60 (f)	43,065	47,690
8% 12/15/23	239	274
8.5% 6/15/16 to 2/15/17	3	3
10.5% 9/15/15 to 10/15/21	370	443
11% 5/20/16 to 1/20/21	30	36
13% 1/15/11 to 10/15/13	8	8
13.25% 8/15/14	6	6
13.5% 12/15/14	1	1
14% 6/15/11	1	1
		49,125
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $140,729)		143,363
Collateralized Mortgage Obligations - 8.9%

U.S. Government Agency - 8.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.11% 4/25/24 (e)	1,969	1,951
Series 2006-56 Class PF, 0.6063% 7/25/36 (e)	4,287	4,285
Series 2010-09 Class PF, 0.6563% 10/25/40 (e)	7,591	7,609
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	44	50
Series 2003-28 Class KG, 5.5% 4/25/23	725	809
Series 2006-127 Class FD, 0.5363% 7/25/36 (e)	3,745	3,729
Series 2006-44 Class FK, 0.6863% 6/25/36 (e)	1,403	1,403
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2363% 8/25/31 (e)	$ 374	$ 381
Series 2002-60 Class FV, 1.2563% 4/25/32 (e)	122	124
Series 2002-74 Class FV, 0.7063% 11/25/32 (e)	3,236	3,258
Series 2002-75 Class FA, 1.2563% 11/25/32 (e)	250	254
Series 2005-56 Class F, 0.5463% 7/25/35 (e)	5,710	5,681
Series 2006-50 Class BF, 0.6563% 6/25/36 (e)	4,358	4,354
Series 2006-79 Class PF, 0.6563% 8/25/36 (e)	2,943	2,940
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	639	694
Series 2002-9 Class PC, 6% 3/25/17	46	49
Series 2004-80 Class LD, 4% 1/25/19	980	1,034
Series 2004-81 Class KD, 4.5% 7/25/18	1,315	1,396
Series 2005-52 Class PB, 6.5% 12/25/34	586	636
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	182	198
Series 2002-57 Class BD, 5.5% 9/25/17	160	176
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,463
Series 2003-79 Class FC, 0.7063% 8/25/33 (e)	3,009	3,013
Series 2008-76 Class EF, 0.7563% 9/25/23 (e)	1,659	1,663
Freddie Mac floater Series 237 Class F16, 0.7563% 5/15/36 (e)	2,882	2,882
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.6563% 11/15/32 (e)	461	463
Series 2630 Class FL, 0.7563% 6/15/18 (e)	58	59
Series 2925 Class CQ, 0% 1/15/35 (e)	37	37
Series 3247 Class F, 0.6063% 8/15/36 (e)	4,256	4,237
Series 3255 Class FC, 0.5563% 12/15/36 (e)	4,687	4,661
Series 3279 Class FB, 0.5763% 2/15/37 (e)	1,309	1,308
Series 3301 Class FA, 0.5563% 8/15/35 (e)	4,415	4,399
Series 3325 Class NF, 0.5563% 8/15/35 (e)	4,660	4,642
Series 3346 Class FA, 0.4863% 2/15/19 (e)	8,230	8,231
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	189	204
Series 2376 Class JE, 5.5% 11/15/16	174	187
Series 2381 Class OG, 5.5% 11/15/16	121	129
Series 2425 Class JH, 6% 3/15/17	222	240
Series 2628 Class OE, 4.5% 6/15/18	705	775
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class: - continued
Series 2640 Class GE, 4.5% 7/15/18	$ 3,690	$ 4,069
Series 2695 Class DG, 4% 10/15/18	1,635	1,761
Series 2802 Class OB, 6% 5/15/34	1,355	1,563
Series 2810 Class PD, 6% 6/15/33	993	1,052
Series 2831 Class PB, 5% 7/15/19	1,975	2,194
Series 2866 Class XE, 4% 12/15/18	2,895	3,060
Series 3122 Class FE, 0.5563% 3/15/36 (e)	3,835	3,833
Series 3147 Class PF, 0.5563% 4/15/36 (e)	3,230	3,225
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,440	1,611
Series 2570 Class CU, 4.5% 7/15/17	65	67
Series 2572 Class HK, 4% 2/15/17	66	67
Series 2668 Class AZ, 4% 9/15/18	2,004	2,156
Series 2729 Class GB, 5% 1/15/19	877	943
Series 2860 Class CP, 4% 10/15/17	42	42
Series 2998 Class LY, 5.5% 7/15/25	295	334
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,277
Series 3013 Class VJ, 5% 1/15/14	1,073	1,137
Series 2715 Class NG, 4.5% 12/15/18	890	983
Series 2769 Class BU, 5% 3/15/34	112	112
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5863% 7/20/60 (e)(f)	3,440	3,444
Series 2010-H18 Class AF, 0.5563% 9/1/60 (e)(f)	3,480	3,478
Series 2010-H19 Class FG, 0.5578% 8/20/60 (e)(f)	4,481	4,458
floater 0.5563% 1/20/31 (e)	1,721	1,722
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $123,199)		126,192
Cash Equivalents - 6.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 10/29/10 due 11/1/10:
(Collateralized by U.S. Government Obligations) #	$ 41,162	41,161
(Collateralized by U.S. Government Obligations) #(g)	47,882	47,881
TOTAL CASH EQUIVALENTS (Cost $89,042)		89,042
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $1,483,760)		1,526,375
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(109,843)
NET ASSETS - 100%		$ 1,416,532
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,392,000 or 0.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $151,682,000 or 10.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$41,161,000 due 11/01/10 at 0.23%
Banc of America Securities LLC	$ 2,016
Credit Agricole Securities (USA), Inc.	4,034
Deutsche Bank Securities, Inc.	9,077
Goldman, Sachs & Co.	4,034
HSBC Securities (USA), Inc.	7,059
ING Financial Markets LLC	4,049
Mizuho Securities USA, Inc.	9,077
Societe Generale, New York Branch	1,815
$ 41,161
$47,881,000 due 11/01/10 at 0.23%
BNP Paribas Securities Corp.	47,881
$ 47,881
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,483,843,000. Net unrealized appreciation aggregated $42,532,000, of which $43,131,000 related to appreciated investment securities and $599,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ultra-Short Bond Fund

October 31, 2010

1.809108.106

ULB-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,500,000	$ 1,561,560
5.875% 3/15/11	500,000	509,547
		2,071,107
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	342,000	344,679
Media - 1.9%
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,850,000	2,892,437
Comcast Corp. 5.45% 11/15/10	1,000,000	1,001,663
COX Communications, Inc. 6.75% 3/15/11	1,000,000	1,022,216
		4,916,316
Specialty Retail - 0.4%
Staples, Inc. 7.75% 4/1/11	1,000,000	1,027,596
TOTAL CONSUMER DISCRETIONARY		8,359,698
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. 1.0194% 3/26/13 (e)	2,000,000	2,017,152
Food Products - 0.8%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,092,270
TOTAL CONSUMER STAPLES		4,109,422
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Kinder Morgan Energy Partners LP 6.75% 3/15/11	1,000,000	1,021,124
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,009,332
		2,030,456
FINANCIALS - 13.5%
Capital Markets - 2.8%
Goldman Sachs Group, Inc. 0.69% 10/7/11 (e)	1,000,000	1,000,921
HSBC Bank PLC 1.0478% 8/12/13 (c)(e)	2,000,000	1,997,328
JPMorgan Chase & Co. 0.9575% 2/26/13 (e)	2,000,000	2,007,158
Morgan Stanley 2.8763% 5/14/13 (e)	800,000	819,171
UBS AG Stamford Branch 1.4391% 2/23/12 (e)	1,500,000	1,512,000
		7,336,578
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 6.9%
Commonwealth Bank of Australia 0.8414% 3/19/13 (c)(e)	$ 1,500,000	$ 1,503,491
Credit Agricole SA 0.8156% 2/2/12 (c)(e)	2,000,000	1,991,828
ING Bank NV 1.6091% 10/18/13 (c)(e)	2,000,000	1,997,130
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	293,197
National Australia Bank Ltd. 0.7697% 1/8/13 (c)(e)	1,000,000	1,000,583
Royal Bank of Scotland PLC 0.5594% 3/30/12 (c)(e)	2,000,000	1,998,804
Santander US Debt SA Unipersonal 1.0894% 3/30/12 (c)(e)	800,000	789,466
Sovereign Bank 2.1756% 8/1/13 (e)	500,000	484,552
SunTrust Bank 6.375% 4/1/11	1,000,000	1,022,868
Svenska Handelsbanken AB 1.2922% 9/14/12 (c)(e)	2,000,000	2,007,398
U.S. Bank NA 0.5069% 10/26/12 (e)	2,000,000	2,000,000
Wachovia Corp. 0.4469% 3/1/12 (e)	2,000,000	1,994,790
Westpac Banking Corp. 0.8397% 4/8/13 (c)(e)	1,000,000	1,002,421
		18,086,528
Consumer Finance - 1.3%
American Express Credit Corp. 0.4163% 6/16/11 (e)	1,500,000	1,496,381
General Electric Capital Corp. 0.4463% 8/15/11 (e)	1,882,000	1,882,391
		3,378,772
Diversified Financial Services - 0.8%
Citigroup, Inc. 2.3844% 8/13/13 (e)	2,000,000	2,016,238
Insurance - 1.7%
Berkshire Hathaway Finance Corp. 0.4141% 1/13/12 (e)	2,000,000	2,001,648
Metropolitan Life Global Funding I 5.75% 7/25/11 (c)	1,500,000	1,550,764
Unum Group 7.625% 3/1/11	1,000,000	1,019,712
		4,572,124
TOTAL FINANCIALS		35,390,240
HEALTH CARE - 2.3%
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.:
5.125% 11/15/10	2,000,000	2,002,932
5.25% 3/15/11	1,000,000	1,015,912
WellPoint, Inc. 5% 1/15/11	1,000,000	1,008,462
		4,027,306
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.8%
Merck & Co., Inc. 1.875% 6/30/11	$ 2,000,000	$ 2,021,610
TOTAL HEALTH CARE		6,048,916
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	289,409
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.8%
British Telecommunications PLC 9.375% 12/15/10 (b)	1,050,000	1,060,853
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,042,262
Telecom Italia Capital SA:
0.9456% 2/1/11 (e)	500,000	499,622
6.2% 7/18/11	1,000,000	1,035,575
		4,638,312
Wireless Telecommunication Services - 1.4%
Verizon Wireless Capital LLC 3.75% 5/20/11	1,683,000	1,712,447
Vodafone Group PLC 0.5838% 2/27/12 (e)	2,000,000	2,003,524
		3,715,971
TOTAL TELECOMMUNICATION SERVICES		8,354,283
UTILITIES - 0.9%
Electric Utilities - 0.5%
Southern Co. 0.6891% 10/21/11 (e)	1,500,000	1,506,060
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.5% 4/1/11	1,000,000	1,024,469
TOTAL UTILITIES		2,530,529
TOTAL NONCONVERTIBLE BONDS (Cost $66,948,641)		67,112,953
U.S. Government and Government Agency Obligations - 32.4%
	Principal Amount	Value
U.S. Government Agency Obligations - 13.8%
Fannie Mae 1% 4/4/12	$ 10,000,000	$ 10,093,480
Freddie Mac 1.625% 4/26/11	26,000,000	26,181,426
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,274,906
U.S. Treasury Obligations - 15.3%
U.S. Treasury Notes:
0.875% 5/31/11 (f)	20,000,000	20,078,900
1% 7/31/11	20,000,000	20,115,620
TOTAL U.S. TREASURY OBLIGATIONS		40,194,520
Other Government Related - 3.3%
Bank of America Corp. 0.5881% 4/30/12 (FDIC Guaranteed) (d)(e)	1,500,000	1,507,815
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (d)	690,000	695,934
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (d)	470,000	473,102
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	870,000	875,187
Goldman Sachs Group, Inc.:
0.6681% 11/9/11 (FDIC Guaranteed) (d)(e)	2,000,000	2,006,150
1.7% 3/15/11 (FDIC Guaranteed) (d)	1,000,000	1,005,273
JPMorgan Chase & Co. 0.4191% 2/23/11 (FDIC Guaranteed) (d)(e)	2,000,000	2,000,912
TOTAL OTHER GOVERNMENT RELATED		8,564,373
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $84,820,418)		85,033,799
U.S. Government Agency - Mortgage Securities - 4.9%

Fannie Mae - 3.5%
2.557% 6/1/35 (e)	452,881	470,763
2.643% 7/1/33 (e)	173,419	181,931
2.65% 8/1/33 (e)	151,452	157,224
2.654% 6/1/35 (e)	1,182,748	1,243,754
2.691% 12/1/34 (e)	675,894	711,518
2.702% 7/1/35 (e)	959,208	1,008,503
2.753% 11/1/34 (e)	679,986	717,736
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.774% 3/1/37 (e)	$ 587,429	$ 616,431
2.863% 2/1/34 (e)	388,057	401,074
2.88% 10/1/35 (e)	1,300,229	1,363,819
2.912% 11/1/34 (e)	617,814	646,610
2.966% 7/1/34 (e)	557,766	586,940
3.767% 10/1/39 (e)	993,784	1,040,975
TOTAL FANNIE MAE		9,147,278
Freddie Mac - 1.4%
2.621% 4/1/35 (e)	1,308,656	1,363,996
2.665% 6/1/35 (e)	1,006,983	1,058,417
3.059% 3/1/35 (e)	631,564	663,310
3.119% 11/1/35 (e)	639,427	667,432
TOTAL FREDDIE MAC		3,753,155
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,611,876)		12,900,433
Asset-Backed Securities - 14.2%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 1.0063% 3/25/34 (e)	11,179	10,906
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (c)	1,059,683	1,061,668
Series 2009-B Class A2, 1.21% 6/15/12 (c)	1,493,491	1,496,540
Ally Master Owner Trust Series 2010-1 Class A, 2.0063% 1/15/15 (c)(e)	700,000	713,767
Americredit Automobile Receivables Trust:
Series 2010-3 Class A2, 0.77% 12/9/13	1,000,000	1,000,348
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	1,000,000	999,368
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (c)	985,714	998,572
Series 2009-2A Class A2, 1.16% 2/15/12 (c)	407,676	407,884
Series 2010-2 Class A2, 0.91% 10/15/12	1,000,000	1,002,695
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,010,902
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	733,670	740,847
Series 2010-1 Class A2, 0.58% 9/17/12	2,000,000	1,999,651
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	$ 500,000	$ 518,978
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	100,860
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,523,966
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	1,157,395	1,158,552
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4363% 5/20/17 (FGIC Insured)(c)(e)	128,330	115,439
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	340,000	342,979
Series 2008-9 Class A, 4.26% 5/15/13	100,000	102,080
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	789,538
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.78% 1/8/13	1,500,000	1,499,818
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	433,113	434,032
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	205,244
Series 2007-B6 Class B6, 5% 11/8/12	300,000	300,275
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	342,894	344,043
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7058% 5/28/35 (e)	80,751	63,170
Class AB3, 0.6565% 5/28/35 (e)	32,052	22,878
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (c)	748,502	749,672
Series 2010-B Class A2, 0.68% 10/15/12 (c)	2,000,000	1,999,960
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A2, 1.21% 1/15/12	651,735	652,190
Class A3, 2.17% 10/15/13	100,000	101,496
Series 2009-E Class A2, 1% 3/15/12	1,448,415	1,449,409
Series 2010-B Class A2, 0.65% 12/15/12	1,500,000	1,501,983
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.5063% 6/15/13 (e)	1,000,000	995,254
Series 2010-1 Class A, 1.9063% 12/15/14 (c)(e)	490,000	499,770
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,727
Fremont Home Loan Trust Series 2005-A Class M4, 0.9363% 1/25/35 (e)	125,000	22,746
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,015,167
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust Series 2007-HE1 Class M1, 0.5063% 3/25/47 (e)	$ 335,000	$ 18,816
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3363% 5/25/30 (c)(e)	642,895	321,448
Home Equity Asset Trust Series 2003-5 Class A2, 0.9563% 12/25/33 (e)	10,566	6,034
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 8/15/11	1,590	1,591
Series 2009-3 Class A2, 1.5% 8/15/11	165,158	165,266
Hyundai Auto Receivables Trust Series 2009-A:
Class A2, 1.11% 2/15/12	1,065,887	1,067,285
Class A3, 2.03% 8/15/13	130,000	131,864
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	868,820	869,343
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	1,126,719	1,127,830
Class A3, 1.67% 1/15/14	180,000	182,258
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7263% 8/25/35 (e)	26,348	21,624
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5963% 8/25/34 (e)	65,756	45,566
Nissan Auto Lease Trust Series 2009-B:
Class A2, 1.22% 9/15/11	844,725	845,574
Class A3, 2.07% 1/15/15	270,000	272,566
Ocala Funding LLC Series 2006-1A Class A, 1.6563% 3/20/11 (a)(c)(e)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.7063% 9/25/34 (e)	435,000	103,076
Series 2004-WWF1 Class M4, 1.3563% 12/25/34 (e)	945,000	276,864
Series 2005-WCH1 Class M3, 0.8163% 1/25/36 (e)	425,000	293,447
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0563% 4/25/33 (e)	1,451	1,254
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1163% 9/25/34 (e)	21,802	14,797
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	983,435	997,181
Series 2010-A Class A2, 0.69% 11/22/13 (g)	1,000,000	999,900
TOTAL ASSET-BACKED SECURITIES (Cost $39,803,651)		37,314,008
Collateralized Mortgage Obligations - 4.9%
	Principal Amount	Value
Private Sponsor - 1.6%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3691% 10/18/54 (c)(e)	$ 1,025,202	$ 1,019,715
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.4255% 11/20/56 (c)(e)	475,097	467,536
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5863% 12/25/34 (e)	284,570	247,136
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3691% 7/15/40 (e)	1,000,000	994,415
Series 2007-2A Class 3A1, 0.3691% 7/15/21 (e)	500,000	495,596
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3691% 10/15/33 (e)	500,000	491,782
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (e)	1,000,000	543,934
TOTAL PRIVATE SPONSOR		4,260,114
U.S. Government Agency - 3.3%
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2010-86 Class FE, 0.7063% 8/25/25 (e)	904,516	908,138
sequential payer Series 2003-129 Class GF, 0.6563% 4/25/30 (e)	1,491,630	1,493,222
Series 2008-76 Class EF, 0.7563% 9/25/23 (e)	100,026	100,267
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4863% 2/15/19 (e)	2,112,410	2,112,639
sequential payer:
Series 3560 Class LA, 2% 8/15/14	2,006,089	2,036,163
Series 3573 Class LC, 1.85% 8/15/14	2,013,336	2,039,758
TOTAL U.S. GOVERNMENT AGENCY		8,690,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,436,694)		12,950,301
Commercial Mortgage Securities - 1.7%

COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4769% 2/5/19 (c)(e)	800,000	732,664
First Union National Bank-Bank of America Commercial Mortgage Trust sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	185,311	185,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	$ 150,000	$ 152,678
Series 2001-LIBA:
Class C, 6.733% 2/14/16 (c)	1,200,000	1,207,616
Class E, 6.733% 2/14/16 (c)	1,000,000	1,006,347
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.457% 7/15/19 (c)(e)	570,000	69,825
Series 2007-XLFA Class B, 0.387% 10/15/20 (c)(e)	440,000	264,000
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	173,813	173,725
Series 2007-XLC1:
Class C, 0.857% 7/17/17 (c)(e)	803,413	24,102
Class D, 0.957% 7/17/17 (c)(e)	378,077	5,671
Class E, 1.057% 7/17/17 (c)(e)	305,370	4,581
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3973% 4/4/27 (e)	578,456	578,781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,621,405)		4,405,290
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.5022% 11/19/12 (e) (Cost $2,000,000)	2,000,000	2,001,614
Bank Notes - 0.8%

National City Bank, Cleveland 0.3969% 3/1/13 (e) (Cost $1,969,704)	2,000,000	1,981,640
Certificates of Deposit - 1.5%

Bank of Tokyo-Mitsubishi yankee 0.54% 2/3/11	2,000,000	2,001,128
Deutsche Bank New York Branch yankee 0.5891% 1/19/12 (e)	2,000,000	1,989,148
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,000,000)		3,990,276
Cash Equivalents - 16.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) #	2,000,036	$ 2,000,000
0.23%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Government Obligations) #	42,251,806	42,251,000
TOTAL CASH EQUIVALENTS (Cost $44,251,000)		44,251,000
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $276,463,389)		271,941,314
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(9,088,047)
NET ASSETS - 100%		$ 262,853,267
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2010	$ 9,991,875	$ 12,471
10 Eurodollar 90 Day Index Contracts	March 2011	9,990,875	9,850
10 Eurodollar 90 Day Index Contracts	June 2011	9,990,000	4,850
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,988,500	850
TOTAL EURODOLLAR CONTRACTS		$ 39,961,250	$ 28,021

Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,141,115 or 11.5% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,564,373 or 3.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security or a portion of the security was pledged to cover Margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $35,138.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,000,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 930,582
Banc of America Securities LLC	348,752
Barclays Capital, Inc.	720,666
$ 2,000,000
$42,251,000 due 11/01/10 at 0.23%
Banc of America Securities LLC	$ 2,069,388
Credit Agricole Securities (USA), Inc.	4,140,889
Deutsche Bank Securities, Inc.	9,316,999
Goldman, Sachs & Co.	4,140,889
HSBC Securities (USA), Inc.	7,246,555
ING Financial Markets LLC	4,155,881
Mizuho Securities USA, Inc.	9,316,999
Societe Generale, New York Branch	1,863,400
$ 42,251,000
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 67,112,953	$ -	$ 67,112,953	$ -
U.S. Government and Government Agency Obligations	85,033,799	-	85,033,799	-
U.S. Government Agency - Mortgage Securities	12,900,433	-	12,900,433	-
Asset-Backed Securities	37,314,008	-	35,971,905	1,342,103
Collateralized Mortgage Obligations	12,950,301	-	12,950,301	-
Commercial Mortgage Securities	4,405,290	-	4,301,111	104,179
Foreign Government and Government Agency Obligations	2,001,614	-	2,001,614	-
Bank Notes	1,981,640	-	1,981,640	-
Certificates of Deposit	3,990,276	-	3,990,276	-
Cash Equivalents	44,251,000	-	44,251,000	-
Total Investments in Securities:	$ 271,941,314	$ -	$ 270,495,032	$ 1,446,282
Derivative Instruments:
Assets
Futures Contracts	$ 28,021	$ 28,021	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(234,828)
Total Unrealized Gain (Loss)	550,002
Cost of Purchases	-
Proceeds of Sales	(1,429)
Amortization/Accretion	(7,162)
Transfers in to Level 3	556,457
Transfers out of Level 3	-
Ending Balance	$ 1,446,282
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 316,088

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $276,442,542. Net unrealized depreciation aggregated $4,501,228, of which $863,058 related to appreciated investment securities and $5,364,286 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

October 31, 2010

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.809541.106

AUSB-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,500,000	$ 1,561,560
5.875% 3/15/11	500,000	509,547
		2,071,107
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	342,000	344,679
Media - 1.9%
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,850,000	2,892,437
Comcast Corp. 5.45% 11/15/10	1,000,000	1,001,663
COX Communications, Inc. 6.75% 3/15/11	1,000,000	1,022,216
		4,916,316
Specialty Retail - 0.4%
Staples, Inc. 7.75% 4/1/11	1,000,000	1,027,596
TOTAL CONSUMER DISCRETIONARY		8,359,698
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. 1.0194% 3/26/13 (e)	2,000,000	2,017,152
Food Products - 0.8%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,092,270
TOTAL CONSUMER STAPLES		4,109,422
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Kinder Morgan Energy Partners LP 6.75% 3/15/11	1,000,000	1,021,124
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,009,332
		2,030,456
FINANCIALS - 13.5%
Capital Markets - 2.8%
Goldman Sachs Group, Inc. 0.69% 10/7/11 (e)	1,000,000	1,000,921
HSBC Bank PLC 1.0478% 8/12/13 (c)(e)	2,000,000	1,997,328
JPMorgan Chase & Co. 0.9575% 2/26/13 (e)	2,000,000	2,007,158
Morgan Stanley 2.8763% 5/14/13 (e)	800,000	819,171
UBS AG Stamford Branch 1.4391% 2/23/12 (e)	1,500,000	1,512,000
		7,336,578
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 6.9%
Commonwealth Bank of Australia 0.8414% 3/19/13 (c)(e)	$ 1,500,000	$ 1,503,491
Credit Agricole SA 0.8156% 2/2/12 (c)(e)	2,000,000	1,991,828
ING Bank NV 1.6091% 10/18/13 (c)(e)	2,000,000	1,997,130
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	293,197
National Australia Bank Ltd. 0.7697% 1/8/13 (c)(e)	1,000,000	1,000,583
Royal Bank of Scotland PLC 0.5594% 3/30/12 (c)(e)	2,000,000	1,998,804
Santander US Debt SA Unipersonal 1.0894% 3/30/12 (c)(e)	800,000	789,466
Sovereign Bank 2.1756% 8/1/13 (e)	500,000	484,552
SunTrust Bank 6.375% 4/1/11	1,000,000	1,022,868
Svenska Handelsbanken AB 1.2922% 9/14/12 (c)(e)	2,000,000	2,007,398
U.S. Bank NA 0.5069% 10/26/12 (e)	2,000,000	2,000,000
Wachovia Corp. 0.4469% 3/1/12 (e)	2,000,000	1,994,790
Westpac Banking Corp. 0.8397% 4/8/13 (c)(e)	1,000,000	1,002,421
		18,086,528
Consumer Finance - 1.3%
American Express Credit Corp. 0.4163% 6/16/11 (e)	1,500,000	1,496,381
General Electric Capital Corp. 0.4463% 8/15/11 (e)	1,882,000	1,882,391
		3,378,772
Diversified Financial Services - 0.8%
Citigroup, Inc. 2.3844% 8/13/13 (e)	2,000,000	2,016,238
Insurance - 1.7%
Berkshire Hathaway Finance Corp. 0.4141% 1/13/12 (e)	2,000,000	2,001,648
Metropolitan Life Global Funding I 5.75% 7/25/11 (c)	1,500,000	1,550,764
Unum Group 7.625% 3/1/11	1,000,000	1,019,712
		4,572,124
TOTAL FINANCIALS		35,390,240
HEALTH CARE - 2.3%
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.:
5.125% 11/15/10	2,000,000	2,002,932
5.25% 3/15/11	1,000,000	1,015,912
WellPoint, Inc. 5% 1/15/11	1,000,000	1,008,462
		4,027,306
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.8%
Merck & Co., Inc. 1.875% 6/30/11	$ 2,000,000	$ 2,021,610
TOTAL HEALTH CARE		6,048,916
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	289,409
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.8%
British Telecommunications PLC 9.375% 12/15/10 (b)	1,050,000	1,060,853
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,042,262
Telecom Italia Capital SA:
0.9456% 2/1/11 (e)	500,000	499,622
6.2% 7/18/11	1,000,000	1,035,575
		4,638,312
Wireless Telecommunication Services - 1.4%
Verizon Wireless Capital LLC 3.75% 5/20/11	1,683,000	1,712,447
Vodafone Group PLC 0.5838% 2/27/12 (e)	2,000,000	2,003,524
		3,715,971
TOTAL TELECOMMUNICATION SERVICES		8,354,283
UTILITIES - 0.9%
Electric Utilities - 0.5%
Southern Co. 0.6891% 10/21/11 (e)	1,500,000	1,506,060
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.5% 4/1/11	1,000,000	1,024,469
TOTAL UTILITIES		2,530,529
TOTAL NONCONVERTIBLE BONDS (Cost $66,948,641)		67,112,953
U.S. Government and Government Agency Obligations - 32.4%
	Principal Amount	Value
U.S. Government Agency Obligations - 13.8%
Fannie Mae 1% 4/4/12	$ 10,000,000	$ 10,093,480
Freddie Mac 1.625% 4/26/11	26,000,000	26,181,426
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,274,906
U.S. Treasury Obligations - 15.3%
U.S. Treasury Notes:
0.875% 5/31/11 (f)	20,000,000	20,078,900
1% 7/31/11	20,000,000	20,115,620
TOTAL U.S. TREASURY OBLIGATIONS		40,194,520
Other Government Related - 3.3%
Bank of America Corp. 0.5881% 4/30/12 (FDIC Guaranteed) (d)(e)	1,500,000	1,507,815
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (d)	690,000	695,934
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (d)	470,000	473,102
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	870,000	875,187
Goldman Sachs Group, Inc.:
0.6681% 11/9/11 (FDIC Guaranteed) (d)(e)	2,000,000	2,006,150
1.7% 3/15/11 (FDIC Guaranteed) (d)	1,000,000	1,005,273
JPMorgan Chase & Co. 0.4191% 2/23/11 (FDIC Guaranteed) (d)(e)	2,000,000	2,000,912
TOTAL OTHER GOVERNMENT RELATED		8,564,373
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $84,820,418)		85,033,799
U.S. Government Agency - Mortgage Securities - 4.9%

Fannie Mae - 3.5%
2.557% 6/1/35 (e)	452,881	470,763
2.643% 7/1/33 (e)	173,419	181,931
2.65% 8/1/33 (e)	151,452	157,224
2.654% 6/1/35 (e)	1,182,748	1,243,754
2.691% 12/1/34 (e)	675,894	711,518
2.702% 7/1/35 (e)	959,208	1,008,503
2.753% 11/1/34 (e)	679,986	717,736
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.774% 3/1/37 (e)	$ 587,429	$ 616,431
2.863% 2/1/34 (e)	388,057	401,074
2.88% 10/1/35 (e)	1,300,229	1,363,819
2.912% 11/1/34 (e)	617,814	646,610
2.966% 7/1/34 (e)	557,766	586,940
3.767% 10/1/39 (e)	993,784	1,040,975
TOTAL FANNIE MAE		9,147,278
Freddie Mac - 1.4%
2.621% 4/1/35 (e)	1,308,656	1,363,996
2.665% 6/1/35 (e)	1,006,983	1,058,417
3.059% 3/1/35 (e)	631,564	663,310
3.119% 11/1/35 (e)	639,427	667,432
TOTAL FREDDIE MAC		3,753,155
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,611,876)		12,900,433
Asset-Backed Securities - 14.2%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 1.0063% 3/25/34 (e)	11,179	10,906
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (c)	1,059,683	1,061,668
Series 2009-B Class A2, 1.21% 6/15/12 (c)	1,493,491	1,496,540
Ally Master Owner Trust Series 2010-1 Class A, 2.0063% 1/15/15 (c)(e)	700,000	713,767
Americredit Automobile Receivables Trust:
Series 2010-3 Class A2, 0.77% 12/9/13	1,000,000	1,000,348
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	1,000,000	999,368
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (c)	985,714	998,572
Series 2009-2A Class A2, 1.16% 2/15/12 (c)	407,676	407,884
Series 2010-2 Class A2, 0.91% 10/15/12	1,000,000	1,002,695
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,010,902
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	733,670	740,847
Series 2010-1 Class A2, 0.58% 9/17/12	2,000,000	1,999,651
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	$ 500,000	$ 518,978
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	100,860
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,523,966
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	1,157,395	1,158,552
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4363% 5/20/17 (FGIC Insured)(c)(e)	128,330	115,439
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	340,000	342,979
Series 2008-9 Class A, 4.26% 5/15/13	100,000	102,080
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	789,538
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.78% 1/8/13	1,500,000	1,499,818
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	433,113	434,032
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	205,244
Series 2007-B6 Class B6, 5% 11/8/12	300,000	300,275
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	342,894	344,043
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7058% 5/28/35 (e)	80,751	63,170
Class AB3, 0.6565% 5/28/35 (e)	32,052	22,878
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (c)	748,502	749,672
Series 2010-B Class A2, 0.68% 10/15/12 (c)	2,000,000	1,999,960
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A2, 1.21% 1/15/12	651,735	652,190
Class A3, 2.17% 10/15/13	100,000	101,496
Series 2009-E Class A2, 1% 3/15/12	1,448,415	1,449,409
Series 2010-B Class A2, 0.65% 12/15/12	1,500,000	1,501,983
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.5063% 6/15/13 (e)	1,000,000	995,254
Series 2010-1 Class A, 1.9063% 12/15/14 (c)(e)	490,000	499,770
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,727
Fremont Home Loan Trust Series 2005-A Class M4, 0.9363% 1/25/35 (e)	125,000	22,746
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,015,167
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust Series 2007-HE1 Class M1, 0.5063% 3/25/47 (e)	$ 335,000	$ 18,816
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3363% 5/25/30 (c)(e)	642,895	321,448
Home Equity Asset Trust Series 2003-5 Class A2, 0.9563% 12/25/33 (e)	10,566	6,034
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 8/15/11	1,590	1,591
Series 2009-3 Class A2, 1.5% 8/15/11	165,158	165,266
Hyundai Auto Receivables Trust Series 2009-A:
Class A2, 1.11% 2/15/12	1,065,887	1,067,285
Class A3, 2.03% 8/15/13	130,000	131,864
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	868,820	869,343
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	1,126,719	1,127,830
Class A3, 1.67% 1/15/14	180,000	182,258
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7263% 8/25/35 (e)	26,348	21,624
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5963% 8/25/34 (e)	65,756	45,566
Nissan Auto Lease Trust Series 2009-B:
Class A2, 1.22% 9/15/11	844,725	845,574
Class A3, 2.07% 1/15/15	270,000	272,566
Ocala Funding LLC Series 2006-1A Class A, 1.6563% 3/20/11 (a)(c)(e)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.7063% 9/25/34 (e)	435,000	103,076
Series 2004-WWF1 Class M4, 1.3563% 12/25/34 (e)	945,000	276,864
Series 2005-WCH1 Class M3, 0.8163% 1/25/36 (e)	425,000	293,447
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0563% 4/25/33 (e)	1,451	1,254
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1163% 9/25/34 (e)	21,802	14,797
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	983,435	997,181
Series 2010-A Class A2, 0.69% 11/22/13 (g)	1,000,000	999,900
TOTAL ASSET-BACKED SECURITIES (Cost $39,803,651)		37,314,008
Collateralized Mortgage Obligations - 4.9%
	Principal Amount	Value
Private Sponsor - 1.6%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3691% 10/18/54 (c)(e)	$ 1,025,202	$ 1,019,715
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.4255% 11/20/56 (c)(e)	475,097	467,536
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5863% 12/25/34 (e)	284,570	247,136
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3691% 7/15/40 (e)	1,000,000	994,415
Series 2007-2A Class 3A1, 0.3691% 7/15/21 (e)	500,000	495,596
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3691% 10/15/33 (e)	500,000	491,782
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (e)	1,000,000	543,934
TOTAL PRIVATE SPONSOR		4,260,114
U.S. Government Agency - 3.3%
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2010-86 Class FE, 0.7063% 8/25/25 (e)	904,516	908,138
sequential payer Series 2003-129 Class GF, 0.6563% 4/25/30 (e)	1,491,630	1,493,222
Series 2008-76 Class EF, 0.7563% 9/25/23 (e)	100,026	100,267
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4863% 2/15/19 (e)	2,112,410	2,112,639
sequential payer:
Series 3560 Class LA, 2% 8/15/14	2,006,089	2,036,163
Series 3573 Class LC, 1.85% 8/15/14	2,013,336	2,039,758
TOTAL U.S. GOVERNMENT AGENCY		8,690,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,436,694)		12,950,301
Commercial Mortgage Securities - 1.7%

COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4769% 2/5/19 (c)(e)	800,000	732,664
First Union National Bank-Bank of America Commercial Mortgage Trust sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	185,311	185,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	$ 150,000	$ 152,678
Series 2001-LIBA:
Class C, 6.733% 2/14/16 (c)	1,200,000	1,207,616
Class E, 6.733% 2/14/16 (c)	1,000,000	1,006,347
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.457% 7/15/19 (c)(e)	570,000	69,825
Series 2007-XLFA Class B, 0.387% 10/15/20 (c)(e)	440,000	264,000
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	173,813	173,725
Series 2007-XLC1:
Class C, 0.857% 7/17/17 (c)(e)	803,413	24,102
Class D, 0.957% 7/17/17 (c)(e)	378,077	5,671
Class E, 1.057% 7/17/17 (c)(e)	305,370	4,581
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3973% 4/4/27 (e)	578,456	578,781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,621,405)		4,405,290
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.5022% 11/19/12 (e) (Cost $2,000,000)	2,000,000	2,001,614
Bank Notes - 0.8%

National City Bank, Cleveland 0.3969% 3/1/13 (e) (Cost $1,969,704)	2,000,000	1,981,640
Certificates of Deposit - 1.5%

Bank of Tokyo-Mitsubishi yankee 0.54% 2/3/11	2,000,000	2,001,128
Deutsche Bank New York Branch yankee 0.5891% 1/19/12 (e)	2,000,000	1,989,148
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,000,000)		3,990,276
Cash Equivalents - 16.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) #	2,000,036	$ 2,000,000
0.23%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Government Obligations) #	42,251,806	42,251,000
TOTAL CASH EQUIVALENTS (Cost $44,251,000)		44,251,000
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $276,463,389)		271,941,314
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(9,088,047)
NET ASSETS - 100%		$ 262,853,267
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2010	$ 9,991,875	$ 12,471
10 Eurodollar 90 Day Index Contracts	March 2011	9,990,875	9,850
10 Eurodollar 90 Day Index Contracts	June 2011	9,990,000	4,850
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,988,500	850
TOTAL EURODOLLAR CONTRACTS		$ 39,961,250	$ 28,021

Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,141,115 or 11.5% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,564,373 or 3.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security or a portion of the security was pledged to cover Margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $35,138.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,000,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 930,582
Banc of America Securities LLC	348,752
Barclays Capital, Inc.	720,666
$ 2,000,000
$42,251,000 due 11/01/10 at 0.23%
Banc of America Securities LLC	$ 2,069,388
Credit Agricole Securities (USA), Inc.	4,140,889
Deutsche Bank Securities, Inc.	9,316,999
Goldman, Sachs & Co.	4,140,889
HSBC Securities (USA), Inc.	7,246,555
ING Financial Markets LLC	4,155,881
Mizuho Securities USA, Inc.	9,316,999
Societe Generale, New York Branch	1,863,400
$ 42,251,000
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 67,112,953	$ -	$ 67,112,953	$ -
U.S. Government and Government Agency Obligations	85,033,799	-	85,033,799	-
U.S. Government Agency - Mortgage Securities	12,900,433	-	12,900,433	-
Asset-Backed Securities	37,314,008	-	35,971,905	1,342,103
Collateralized Mortgage Obligations	12,950,301	-	12,950,301	-
Commercial Mortgage Securities	4,405,290	-	4,301,111	104,179
Foreign Government and Government Agency Obligations	2,001,614	-	2,001,614	-
Bank Notes	1,981,640	-	1,981,640	-
Certificates of Deposit	3,990,276	-	3,990,276	-
Cash Equivalents	44,251,000	-	44,251,000	-
Total Investments in Securities:	$ 271,941,314	$ -	$ 270,495,032	$ 1,446,282
Derivative Instruments:
Assets
Futures Contracts	$ 28,021	$ 28,021	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(234,828)
Total Unrealized Gain (Loss)	550,002
Cost of Purchases	-
Proceeds of Sales	(1,429)
Amortization/Accretion	(7,162)
Transfers in to Level 3	556,457
Transfers out of Level 3	-
Ending Balance	$ 1,446,282
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 316,088

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $276,442,542. Net unrealized depreciation aggregated $4,501,228, of which $863,058 related to appreciated investment securities and $5,364,286 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010